[GRAPHIC OMITTED]

                                                                      WILMINGTON
                                                                           FUNDS

                                                               EQUITY PORTFOLIOS


                                                                     SEMI-ANNUAL
                                                               DECEMBER 31, 1999


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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
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    PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

     Over the last six months the U.S. economy has experienced a rapid increase in energy prices and three interest rate increases yet has still managed to post strong overall growth and modest inflation levels. At the wholesale level oil prices have more than doubled since January 1999 and, as a result, consumer prices for gasoline, fuel oil, etc., have risen dramatically. Twenty years ago, this rate of increase was partially responsible for a recession. More recently, gas price increases are mere irritants. This is because of the muted position of the energy sector within overall economic activity in the United States. In 1980 the energy sector comprised 8.5% of total economic activity. Today that ratio is 3%. Certainly, the energy price advance will have a near term impact on inflation. But, it is not likely to be severe and should dissipate as 2000 progresses.

     In response to a rise in inflation, however modest, and an ongoing strong economic growth rate, the Federal Reserve (the "Fed") has engineered three interest rate increases since the end of June. Their stated concern is that the strong economy will interact with a tight labor market and thereby cause an increase in wages and ultimately consumer prices, i.e., inflation. As of yet there is little evidence of this inflationary spike. Compensation increases for the twelve months ended in September averaged 4.6% compared with 5.6% one year earlier. Moreover worker productivity is growing at a 3% pace. As a result, unit labor costs (the cost of labor associated with the production of goods and services) are growing at a very modest pace, 1.5%. With this modest inflation level it is easy to misunderstand the Fed's actions. The Fed is doing just what it should be doing. It wants to be certain that inflation does not gain a foothold in the U.S., which would cause much greater pain in the future.

     Our expectations for next year are for more of the same for the U.S. economy. Due to ongoing strength in consumer and business spending, and renewed strength in our foreign sector, economic growth should average 3% to 3.5% next year. Inflation rates could rise modestly early next year as a result of energy prices but continued positive forces in worker productivity and worldwide competition should keep inflation in the 2% to 2.5% range. Interest rates will continue to be buffeted by both of these forces and will probably rise into early 2000. But, as economic activity settles in at a more subdued 3% to 3.5% pace, and as inflation remains under control, the Fed should move to the sidelines. Thus, an early 2000 interest rate hike is likely but we believe that none will be necessary thereafter in 2000. Long-term interest rates have largely anticipated the next interest rate hike and should not rise further. It is our expectation that long-term interest rates will end 2000 at lower levels than currently.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

LARGE CAP GROWTH PORTFOLIO

     In many ways, last year was a repeat of 1998 with a good first quarter, weak second and third quarters, then a powerful finish and dramatic results in the final quarter. The most significant catalyst behind the market's advance was improving earnings. The earnings of many companies in growth sectors advanced by 15% to 20%, and more. U.S. companies continued to show improved margins and returns on capital in an environment where price increases were virtually non existent. We feel U.S. businesses benefited from global growth due to their strong financial condition and global reach, and that these advantages will remain operative.

     Capital spending was an important driver of sales and profit growth. We have felt that technology spending is not discretionary and that the bulge in Y2K spending merely postponed into 2000 business spending that would otherwise have occurred in 1999. Companies who lag in technology spending risk being replaced by competitors. In fact, technology spending tied to the internet and telecommunications continues to accelerate and should continue well into the year 2000.

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WILMINGTON FUNDS --EQUITY PORTFOLIOS
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    PRESIDENT'S MESSAGE
================================================================================


     Part of Roxbury's success in 1999 is attributable to our adapting to a changing investment environment. Health care (Bristol-Myers Squibb, Pfizer) and consumer staples (Coke, Gillete) have been prominent in our holdings for years. However, our research last year revealed declining margins, lower returns on capital and, in the case of health care, some significant political headwinds from pressure for medicare reform. Transitioning the Portfolio's holdings to more attractive areas was a challenge and the favorable results speak for themselves.

     We remain excited about the opportunities in this technology driven environment going forward and have repositioned the Portfolio's holdings accordingly. While these are not "cheap" sectors, our first emphasis is on anticipated growth of profits. We feel some of the best opportunities for the future lie with companies participating heavily in the convergence of the technology, telecommunications and media sectors. The Portfolio's top ten holdings as of December 31, 1999, representing approximately 45.8% of the Portfolio's assets are:

10 LARGEST HOLDINGS       PERCENT OF TOTAL ASSETS        10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
-------------------       -----------------------        -----------------------    -----------------------
AT&T Corp.                          5.8%                 Echostar Communications              4.2%
Oracle Systems Corp.                5.4%                 Costco Wholesale Corp.               4.1%
CBS Corporation                     5.1%                 Nokia Corp.                          4.0%
Home Depot, Inc.                    5.0%                 JDS Uniphase Corp.                   3.9%
Cisco Systems, Inc.                 4.4%                 Texas Instruments, Inc.              3.9%

LARGE CAP CORE PORTFOLIO

     The Large Cap Core Portfolio returned 22.41% for the calendar year ended December 31, 1999. The Standard & Poor's 500 Index, an unmanaged, capitalization-weighted index of five hundred publicly traded stocks, achieved an increase of 21.04% for the same period.

     As of the date of this report, the Portfolio is well diversified across all Standard & Poor's economic sectors with slight emphasis to communications, financials, health care and technology. The Portfolio's strategy continues to emphasize broad diversification in order to produce market like returns. We continue to emphasize overweighted positions, relative to the Standard & Poor's 500 Index, in stocks that possess in the judgement of its investment adviser, Wilmington Trust Company, above average long-term sustainable earnings growth rates and sell at a reasonable price. The Portfolio's top ten holdings as of December 31, 1999, representing approximately 26.8% of the Portfolio's assets are:

10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
-------------------         -----------------------    -------------------        -----------------------
Microsoft Corp.                      5.1%              Exxon Mobil Corp.                   2.4%
General Electric Co.                 4.3%              Lucent Technologies                 2.0%
Cicso Systems Inc.                   3.0%              IBM Corp.                           1.7%
Wal-Mart Stores, Inc.                2.7%              Citigroup, Inc.                     1.7%
Intel Corp.                          2.4%              America Online, Inc.                1.5%

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WILMINGTON FUNDS --EQUITY PORTFOLIOS
------------------------------------
    PRESIDENT'S MESSAGE
================================================================================


SMALL CAP CORE PORTFOLIO

     The Small Cap Core Portfolio returned 21.86% for the calendar year ended December 31, 1999. The Russell 2000 Index, comprised of stocks of the smallest 2,000 of the 3,000 largest U.S. companies based on market capitalization, returned 21.26% for the year.

     In 1998, the Portfolio consisted of two separate sub-portfolios, one managed in a growth style and one managed in a value style. The purpose of the division was to dampen the volatility inherent in small cap portfolios. During the course of the year, the Board of Directors concluded that it was more efficient to manage the Portfolio on a combined basis in a core style. Therefore, the former value and growth portions officially merged on October 31, 1999.

     Viewed on a combined basis, the Portfolio is well diversified across economic sectors with significant emphasis on biotechnology and technology. The Porfolio has less than average exposure to consumer staples, producer durables, materials, REIT's and utilities. The core portfolio strategy is to purchase companies with significant and sustainable competitive advantage in their respective industries. Purchases are concentrated on these companies when they appear to be undervalued relative to their past and potential long term earnings prospects. The Portfolio's top ten holdings as of December 31, 1999, representing approximately 28.5% of the Portfolio's assets are:

10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
-------------------         -----------------------    -------------------        -----------------------
Qlogic                               7.4%              O Reilly Automotive, Inc.           2.0%
SDL, Inc.                            4.3%              Acxiom Corp.                        1.9%
Protein Design Labs                  3.4%              Hyperion Software Corp.             1.8%
Factset Research Systems             2.5%              Burr-Brown Corp.                    1.6%
Titan Corp.                          2.0%              Fiserv, Inc.                        1.6%

INTERNATIONAL MULTI-MANAGER PORTFOLIO

     Led by Japan, and more specifically the Japanese yen, the final six months of the millennium were marked by the resurgence of the international sector. As measured by the developed nation MSCI EAFE Index, foreign markets returned 22.12% for the period and outperformed the U.S. benchmark S&P 500 Index for the entire year for the first time since 1994. Japan's 33.81% return for the six-month period was largely attributable to currency strength, as perceptions of significant economic and financial reform continued to take root. European returns were more moderate at 18.76%, but the region had its share of strong performers in the reforming French market (27.83%) and the technology led Nordic markets (60.32%). The Euro currency completed a difficult debut year, declining 2.80% for the six months and 14.64% for the year versus the U.S. dollar. Emerging markets finished the year in moderate fashion following a strong first half, returning 18.98% for the six months and 66.41% for the year. The Portfolio participated significantly in the foreign issue renaissance, returning 37.21% for the six-month period and 26.96% for the year. Exposure to Japan continued to increase, and stood at 25.0% of the Portfolio as of December 31, 1999, while European exposure declined from 63.7% to 58.6%. Emerging market exposure represented 8.3% of the Portfolio. The Portfolio has outperformed the benchmark MSCI EAFE index for the most recent six-month and twelve month periods as well as since inception and has outperformed the index since inception. The Portfolio's top ten holdings as of December 31, 1999, representing approximately 20.4% of the Portfolio's assets are:

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    PRESIDENT'S MESSAGE
================================================================================


10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
-------------------         -----------------------    -------------------        -----------------------
NTT Mobile Comm.                      2.8%             Samsung Electronics                  2.0%
Fujitsu Ltd.                          2.6%             VNU NV                               1.8%
STM Microelectronics NV               2.1%             Nokia                                1.8%
SK Telecom Co. Ltd.                   2.1%             Icon Medialab International          1.6%
Mannesmann AG                         2.1%             Takeda Chemical Industry Ltd.        1.5%

LARGE CAP VALUE PORTFOLIO

     The Large Cap Value Portfolio return was 3.02% for the year ended December 31, 1999. The Russell 1000 Value Index, a passive index includes the largest 1000 stocks in the U.S. as measured by market capitalization, to determine their growth or value characteristics, returned 7.35% for the year.

     The narrow technology leadership is perhaps best explained not in terms of its success, but in terms of the rest of the market's setbacks. A full 50% of S&P 500 stocks actually declined over the year, and 104 of 500 names dropped over 25% in value. Similarily, while the P/E ratio of the S&P 500 grew from 24 to 28 on a market cap weighted basis (with larger cap technology names ascending to much higher levels), the P/E ratio on an equally weighted basis actually fell from 19 to 18 throughout the year.

     For the fourth quarter, the Large Cap Value Portfolio returned 11.50% verses the Russell 1000 Value Index of 5.40%. As a reminder, Cramer Rosenthal McGlynn, LLC assumed investment advisory responsibilities effective November 1, 1999. The Portfolio's top ten holdings as of December 31, 1999, representing approximately 24.3% of the Portfolio's assets are:

10 LARGEST HOLDINGS         PERCENT OF TOTAL ASSETS    10 LARGEST HOLDINGS        PERCENT OF TOTAL ASSETS
-------------------         -----------------------    -------------------        -----------------------
Mediaone Group                        3.5%             Marsh & McLennan Co.                 2.3%
Microsoft Corp.                       2.4%             Sterling Commerce, Inc.              2.3%
Worldcom Inc.                         2.3%             Cendant Corp.                        2.3%
General Electric Co.                  2.3%             Cisco Systems, Inc.                  2.3%
Konjilke Phillips Electronics         2.3%             Hewlett Packard Co.                  2.3%

     We invite your comments and questions and thank you for your investment in the Wilmington Equity Portfolios. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                             Sincerely,

                                                          /S/ROBERT J. CHRISTIAN
                                                             Robert J. Christian
February 23, 2000                                            President

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

                                                   LARGE CAP                                         INTERNATIONAL       LARGE CAP
                                                    GROWTH           LARGE CAP        SMALL CAP      MULTI-MANAGER         VALUE
                                                   PORTFOLIO      CORE PORTFOLIO    CORE PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                 ------------     --------------    --------------   -------------      -----------
ASSETS:
Investment in Series, at value ................  $278,330,586      $134,701,573      $82,313,194      $86,748,558       $61,190,085
Receivable for Portfolio shares sold ..........       345,578                --           76,919           71,892            88,935
Receivable for investment in Series
   withdrawn ..................................        97,266            92,015            4,485            4,000             9,496
Other assets ..................................           144            28,381           28,835           44,778            70,470
                                                 ------------      ------------      -----------      -----------       -----------
Total assets ..................................   278,773,574       134,821,969       82,423,433       86,869,228        61,358,986
                                                 ------------      ------------      -----------      -----------       -----------
LIABILITIES:
Payable for Portfolio shares redeemed .........        97,266            92,015            4,485            4,000             9,496
Payable for investment in Series ..............       345,578                --           76,919           71,892            88,935
Other accrued expenses ........................        50,702             3,224           37,121           28,457            25,947
                                                 ------------      ------------      -----------      -----------       -----------
Total liabilities .............................       493,546            95,239          118,525          104,349           124,378
                                                 ------------      ------------      -----------      -----------       -----------
NET ASSETS ....................................  $278,280,028      $134,726,730      $82,304,908      $86,764,879       $61,234,608
                                                 ============      ============      ===========      ===========       ===========
NET ASSETS CONSIST OF:
Paid-in capital ...............................  $146,700,074       $80,136,852      $57,570,095      $55,800,370       $61,062,347
Undistributed net investment income
   (loss) .....................................      (367,606)              201           56,601         (111,509)             (532)
Accumulated net realized gain (loss)
   on investment ..............................    25,960,469           (60,765)      (5,552,774)       1,629,835        (5,891,469)
Net unrealized appreciation (depreciation)
   of investment ..............................   105,987,091        54,650,442       30,230,986       29,460,214         6,064,262
Net unrealized appreciation (depreciation)
   on translations of assets and liabilities in
   foreign currencies .........................            --                --               --          (14,031)               --
                                                 ------------      ------------      -----------      -----------       -----------
NET ASSETS ....................................  $278,280,028      $134,726,730      $82,304,908      $86,764,879       $61,234,608
                                                 ============      ============      ===========      ===========       ===========
Shares of beneficial interest outstanding .....     8,187,575         5,571,372        7,242,498        6,664,150         6,530,840
                                                 ============      ============      ===========      ===========       ===========
NET ASSET VALUE, offering and redemption
   price per share ............................        $33.99            $24.18           $11.36           $13.02             $9.38
                                                 ============      ============      ===========      ===========       ===========


    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 1999 (Unaudited)

                                                   LARGE CAP                                         INTERNATIONAL       LARGE CAP
                                                    GROWTH          LARGE CAP         SMALL CAP      MULTI-MANAGER         VALUE
                                                   PORTFOLIO      CORE PORTFOLIO    CORE PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                 ------------     --------------    --------------   -------------      -----------
INCOME:
   Investment income from Series .............    $    88,046       $   841,038      $   106,927      $   110,544       $   173,022
   Expenses from Series ......................       (276,793)         (504,444)         (93,058)        (126,326)          (68,939)
                                                  -----------       -----------      -----------      -----------       -----------
      Net investment income (loss)
         from Series .........................       (188,747)          336,594           13,869          (15,782)          104,083
   Dividends .................................        348,295                --          222,938          268,799           507,300
   Interest ..................................         44,779                --           22,285           49,730            42,362
   Foreign tax withheld ......................             --                --               --          (32,900)               --
                                                  -----------       -----------      -----------      -----------       -----------
      Total investment income ................        204,327           336,594          259,092          269,847           653,745
                                                  -----------       -----------      -----------      -----------       -----------
EXPENSES:
   Advisory fees .............................        397,459                --          147,243          157,589           131,600
   Administration fees .......................         81,265            17,823           33,540           33,244            32,927
   Custody fees ..............................         13,937               200            3,454           51,049             2,572
   Transfer agent fees .......................         38,427            17,094           13,159           12,780            14,920
   Trustees' fees ............................          1,977             4,359            1,710            1,712             1,696
   Amortization of organizational expenses ...             --                --            2,620            4,046             2,829
   Registration fees .........................             --             3,376           28,745           19,295            23,547
   Professional fees .........................         30,622             9,020           10,291           20,367            14,899
   Other .....................................         21,831             4,317           13,746           17,183             9,876
                                                  -----------       -----------      -----------      -----------       -----------
      Total expenses before fee waivers
         and reimbursements ..................        585,518            56,189          254,508          317,265           234,866
      Fees waived/expenses
         reimbursed  .........................        (13,585)          (35,416)         (50,634)         (69,951)          (49,085)
                                                  -----------       -----------      -----------      -----------       -----------
         Total expenses, net .................        571,933            20,773          203,874          247,314           185,781
                                                  -----------       -----------      -----------      -----------       -----------
   Net investment income (loss) ..............       (367,606)          315,821           55,218           22,533           467,964
                                                  -----------       -----------      -----------      -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) from:
      Investment transactions ................     26,015,414         1,080,308       (5,551,845)       2,354,493        (1,650,877)
      Foreign currency related transactions ..             --                --               --         (157,325)               --
                                                  -----------       -----------      -----------      -----------       -----------
         Total net realized gain (loss) ......     26,015,414         1,080,308       (5,551,845)       2,197,168        (1,650,877)
   Net change in unrealized appreciation
      (depreciation) of:
      Investments ............................     48,495,530         9,331,746       19,343,196       22,243,507        (1,958,495)
      Foreign currency related transactions ..             --                --               --          (15,935)               --
                                                  -----------       -----------      -----------      -----------       -----------
         Total change in unrealized
            appreciation (depreciation) ......     48,495,530         9,331,746       19,343,196       22,227,572        (1,958,495)
                                                  -----------       -----------      -----------      -----------       -----------
   Net gain (loss) on investments and
      foreign currency .......................     74,510,944        10,412,054       13,791,351       24,424,740        (3,609,371)
                                                  -----------       -----------      -----------      -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .................    $74,143,338       $10,727,875      $13,846,569      $24,447,273       $(3,141,408)
                                                  ===========       ===========      ===========      ===========       ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 1999 (Unaudited)

                                                   LARGE CAP                                         INTERNATIONAL       LARGE CAP
                                                    GROWTH          LARGE CAP         SMALL CAP      MULTI-MANAGER         VALUE
                                                   PORTFOLIO      CORE PORTFOLIO    CORE PORTFOLIO     PORTFOLIO         PORTFOLIO
                                                 ------------     --------------    --------------   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ...............  $   (367,606)     $    315,821     $     55,218     $     22,533      $    467,964
   Net realized gain (loss) on investments
      and foreign currency related
      transactions ............................    26,015,414         1,080,308       (5,551,845)       2,197,168        (1,650,877)
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currency related
      transactions ............................    48,495,530         9,331,746       19,343,196       22,227,572        (1,958,495)
                                                 ------------      ------------     ------------     ------------      ------------
Net increase (decrease) in net assets
   resulting from operations ..................    74,143,338        10,727,875       13,846,569       24,447,273        (3,141,408)
                                                 ------------      ------------     ------------     ------------      ------------
Distributions to shareholders:
   Net investment income ......................            --          (660,586)        (145,753)        (404,092)       (1,266,874)
   Net realized gain ..........................    (7,428,799)       (1,528,909)        (176,058)      (4,179,609)               --
                                                 ------------      ------------     ------------     ------------      ------------
Total distributions ...........................    (7,428,799)       (2,189,495)        (321,811)      (4,583,701)       (1,266,874)
                                                 ------------      ------------     ------------     ------------      ------------
Portfolio share transactions:
   Proceeds from shares sold ..................     8,898,044         7,443,919        4,255,288        4,146,022         2,791,579
   Cost of shares issued in reinvestment
      of distributions ........................     7,180,426         2,185,257          316,735        4,570,172         1,258,363
   Cost of shares redeemed ....................   (27,050,780)      (22,668,497)     (12,108,171)     (11,216,101)      (17,467,112)
                                                 ------------      ------------     ------------     ------------      ------------
Net decrease in net assets from Portfolio
   share transactions .........................   (10,972,310)      (13,039,321)      (7,536,148)      (2,499,907)      (13,417,170)
                                                 ------------      ------------     ------------     ------------      ------------
Total increase (decrease) in net assets .......    55,742,229        (4,500,941)       5,988,610       17,363,665       (17,825,452)

NET ASSETS:
   Beginning of period ........................   222,537,799       139,227,671       76,316,298       69,401,214        79,060,060
                                                 ------------      ------------     ------------     ------------      ------------
   End of period ..............................  $278,280,028      $134,726,730     $ 82,304,908     $ 86,764,879      $ 61,234,608
                                                 ============      ============     ============     ============      ============
(A)TRANSACTIONS IN CAPITAL STOCK WERE:
   Shares sold ................................       328,852           325,621          445,624          374,696           301,794
   Shares issued on reinvestment of
      distributions ...........................       216,997            90,901           28,586          358,164           136,186
   Shares redeemed ............................      (995,845)       (1,031,896)      (1,258,958)        (989,563)       (1,958,754)
                                                 ------------      ------------     ------------     ------------      ------------
   Net decrease in shares .....................      (449,996)         (615,374)        (784,748)        (256,703)       (1,520,774)
   Shares outstanding -- Beginning
      balance .................................     8,637,571         6,186,746        8,027,246        6,920,853         8,051,614
                                                 ------------      ------------     ------------     ------------      ------------
   Shares outstanding -- Ending balance .......     8,187,575         5,571,372        7,242,498        6,664,150         6,530,840
                                                 ============      ============     ============     ============      ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 1999

                                                   LARGE CAP                                         INTERNATIONAL       LARGE CAP
                                                    GROWTH          LARGE CAP         SMALL CAP      MULTI-MANAGER         VALUE
                                                   PORTFOLIO 1    CORE PORTFOLIO 1  CORE PORTFOLIO 1   PORTFOLIO 1       PORTFOLIO 1
                                                 ------------     --------------    --------------   -------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ..............   $   (149,803)     $    757,316     $    145,551     $    658,294      $    797,695
   Net realized gain (loss) on investments
      and foreign currency related
      transactions ...........................      7,373,854           732,927          508,263        3,249,125          (262,776)
   Net realized gain on futures
      contracts ..............................             --            49,291               --               --                --
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currency .......................     12,232,542        23,739,895         (347,702)      (1,687,865)        3,283,988
                                                 ------------      ------------     ------------     ------------      ------------
Net increase in net assets resulting
   from operations ...........................     19,456,593        25,279,429          306,112        2,219,554         3,818,907
                                                 ------------      ------------     ------------     ------------      ------------
Distributions to shareholders:
   Net investment income .....................             --          (829,875)              --               --                --
   Net realized gain .........................             --        (1,926,454)              --         (780,343)               --
                                                 ------------      ------------     ------------     ------------      ------------
Total distributions ..........................             --        (2,756,329)              --         (780,343)               --
                                                 ------------      ------------     ------------     ------------      ------------
Portfolio share transactions (a):
   Proceeds from shares sold .................     10,293,120        16,475,144        8,933,004        2,207,700         4,123,795
   Cost of shares issued in reinvestment
      of distributions .......................             --         2,752,233               --          771,510                --
   Cost of shares redeemed ...................    (30,363,390)      (12,574,545)     (15,078,342)      (8,801,653)      (22,662,214)
                                                 ------------      ------------     ------------     ------------      ------------
Net increase (decrease) in net assets
   from Portfolio share transactions .........    (20,070,270)        6,652,832       (6,145,338)      (5,822,443)      (18,538,419)
                                                 ------------      ------------     ------------     ------------      ------------
Total increase (decrease) in net assets ......       (613,677)       29,175,932       (5,839,226)      (4,383,232)      (14,719,512)

NET ASSETS:
   Beginning of period .......................    223,151,476       110,051,739       82,155,524       73,784,446        93,779,572
                                                 ------------      ------------     ------------     ------------      ------------
   End of period .............................   $222,537,799      $139,227,671     $ 76,316,298     $ 69,401,214      $ 79,060,060
                                                 ============      ============     ============     ============      ============
(A)TRANSACTIONS IN CAPITAL STOCK WERE:
   Shares sold ...............................        422,168           825,901        1,015,748          223,054           448,376
   Shares issued on reinvestment of
      distributions ..........................             --           145,237               --           76,844                --
   Shares redeemed ...........................     (1,246,131)         (661,816)      (1,762,319)        (894,964)       (2,479,068)
                                                 ------------      ------------     ------------     ------------      ------------
   Total net increase (decrease)
      in shares ..............................       (823,963)          309,322         (746,571)        (595,066)       (2,030,692)
   Shares outstanding -- Beginning balance ...      9,461,534         5,877,424        8,773,817        7,515,919        10,082,306
                                                 ------------      ------------     ------------     ------------      ------------
   Shares outstanding -- Ending balance ......      8,637,571         6,186,746        8,027,246        6,920,853         8,051,614
                                                 ============      ============     ============     ============      ============

1    For the period January 1, 1999 through June 30, 1999.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS
================================================================================

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     FOR THE FISCAL YEARS ENDED DECEMBER 31,
                                                                                    ------------------------------------------
                                               FOR THE PERIOD
                                                JULY 1, 1999       FOR THE PERIOD
                                                  THROUGH         JANUARY 1, 1999
                                            DECEMBER 31, 1999 3,4     THROUGH
                                                 (UNAUDITED)       JUNE 30, 1999     1998 1       1997        1996      1995
                                            --------------------- ---------------   --------     -------    -------    -------
LARGE CAP GROWTH PORTFOLIO
NET ASSET VALUE -- BEGINNING OF
   PERIOD ...............................         $  25.76           $  23.59       $  21.37     $ 19.22    $ 17.41    $ 15.14
                                                  --------           --------       --------     -------    -------    -------
INVESTMENT OPERATIONS:
Net investment income (loss)2 ...........            (0.04)             (0.02)         (0.01)      (0.19)     (0.15)      (0.1)
   Net realized and unrealized gain
      on investments ....................             9.20               2.19           5.02        5.44       4.37       4.38
                                                  --------           --------       --------     -------    -------    -------
      Total from investment
         operations .....................             9.16               2.17           5.01        5.25       4.22       4.28
                                                  --------           --------       --------     -------    -------    -------
DISTRIBUTIONS:
   From net investment income ...........             0.00               0.00           0.00        0.00       0.00       0.00
   From net realized gain on
      investments .......................            (0.93)              0.00          (2.79)      (3.10)     (2.41)     (2.01)
                                                  --------           --------       --------     -------    -------    -------
      Total distributions ...............            (0.93)              0.00          (2.79)      (3.10)     (2.41)     (2.01)
                                                  --------           --------       --------     -------    -------    -------
NET ASSET VALUE --
   END OF PERIOD ........................         $  33.99           $  25.76       $  23.59     $ 21.37    $ 19.22    $ 17.41
                                                  ========           ========       ========     =======    =======    =======
TOTAL RETURN ............................           30.22%**            9.20%**       23.58%      27.50%     24.25%     28.43%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .....            0.75%*             0.75%*         0.80%       1.38%      1.43%      1.43%
      Excluding expense limitations .....            0.76%*             0.80%*         0.92%         N/A        N/A        N/A
   Net investment income (loss) .........            0.32%*           (0.14)%*       (0.08)%     (0.86)%    (0.78)%    (0.53)%
Portfolio turnover rate .................              N/A             15.50%         51.64%      28.05%     34.84%     49.12%
Net assets at end of period
   (000 omitted) ........................         $278,280           $222,538       $223,151     $91,445    $76,174    $66,311


1 Effective February 23, 1998, Wilmington Trust Company (WTC) assumed the responsibility of Adviser to the Large Cap Growth Portfolio.
2 The net investment loss per share for the years ended December 31, 1996 and 1997 was calculated using average shares outstanding method.
3 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the Series.
4 Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Advisor to the Large Cap Growth Series.
*  Annualized.
** Not annualized.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                       FOR THE PERIOD       FOR THE      FOR THE      FOR THE     FOR THE
                                       JULY 1, 1999       FISCAL YEAR  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR     FOR THE PERIOD
                                          THROUGH            ENDED        ENDED        ENDED        ENDED    JANUARY 5, 1995(DAGGER)
                                     DECEMBER 31, 1999 1    JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,          THROUGH
                                        (UNAUDITED)          1999 1       1998 1       1997 1        1996        JUNE 30, 1995
                                     ------------------   -----------  -----------  -----------  ----------- ----------------------
LARGE CAP CORE PORTFOLIO

NET ASSET VALUE --
   BEGINNING OF PERIOD ..............    $  22.50          $  18.72    $  20.56        $ 16.58     $ 14.04       $ 12.50
                                         --------          --------    --------        -------     -------       -------
INVESTMENT OPERATIONS:
   Net investment income ............        0.05              0.12        0.16           0.13        0.13          0.11
   Net realized and unrealized
      gain on investments ...........        2.03              4.14        4.52           4.09        2.56          1.43
                                         --------          --------    --------        -------     -------       -------
      Total from investment
         operations .................        2.08              4.26        4.68           4.22        2.69          1.54
                                         --------          --------    --------        -------     -------       -------
DISTRIBUTIONS:
   From net investment income .......       (0.12)            (0.14)      (0.16)         (0.15)      (0.15)         0.00
   From net realized gain on
      investments ...................       (0.28)            (0.34)      (6.36)         (0.09)       0.00          0.00
                                         --------          --------    --------        -------     -------       -------
      Total distributions ...........       (0.40)            (0.48)      (6.52)         (0.24)      (0.15)         0.00
                                         --------          --------    --------        -------     -------       -------
NET ASSET VALUE --
   END OF PERIOD ....................    $  24.18          $  22.50    $  18.72        $ 20.56     $ 16.58       $ 14.04
                                         ========          ========    ========        =======     =======       =======
TOTAL RETURN ........................       9.25%**          23.25%      29.09%         25.67%      19.24%        12.32%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .       0.80%*            0.80%      0.80%           0.80%       0.80%         0.80%*
      Excluding expense limitations .       0.92%*            0.91%       0.93%          0.94%       1.05%         2.56%*
   Net investment income ............       0.48%*            0.65%       0.81%          0.80%       1.34%         3.06%*
Portfolio turnover rate .............         N/A               N/A         N/A            N/A      16.95%         0.00%
Net assets at end of period
   (000 omitted) ....................    $134,727          $139,228    $110,052        $88,763     $66,137       $20,865

(DAGGER) Commencement of Operations.
*  Annualized.
** Not annualized.
1 The expense and net investment income ratios for the period ending December 31, 1999 and the fiscal years ending June 30, 1999, 1998 and 1997 include expenses allocated from the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                               FOR THE PERIOD
                                                                JULY 1, 1999      FOR THE PERIOD      FOR THE PERIOD
                                                                   THROUGH        JANUARY 1, 1999  JUNE 29, 1998(DAGGER)
                                                             DECEMBER 31, 1999 1      THROUGH           THROUGH
                                                                 (UNAUDITED)       JUNE 30, 1999     DECEMBER 31, 1998
                                                             -------------------  --------------   ---------------------
SMALL CAP CORE PORTFOLIO

   NET ASSET VALUE -- BEGINNING OF PERIOD .................        $  9.51            $  9.36            $  10.00
                                                                   -------            -------            --------
INVESTMENT OPERATIONS:
   Net investment income ..................................           0.01               0.02                0.02
   Net realized and unrealized gain (loss) on
      investments .........................................           1.88               0.13               (0.62)
                                                                   -------            -------            --------
   Total from investment operations .......................           1.89               0.15               (0.60)
                                                                   -------            -------            --------
DISTRIBUTIONS:
   From net investment income .............................          (0.02)              0.00               (0.02)
   From net realized gain on investments ..................          (0.02)              0.00               (0.02)
                                                                   -------            -------            --------
      Total distributions .................................          (0.04)              0.00               (0.04)
                                                                   -------            -------            --------
Net Asset Value -- End of Period ..........................        $ 11.36            $  9.51            $   9.36
                                                                   =======            =======            ========
TOTAL RETURN ..............................................         19.93%**            1.60%**           (6.03)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .......................          0.80%*             0.80%*              0.80%*
      Excluding expense limitations .......................          0.94%*             0.90%*              0.95%*
   Net investment income ..................................          0.15%*             0.39%*              0.45%*
Portfolio turnover rate ...................................            N/A              7.42%               9.81%
Net assets at end of period
   (000 omitted) ..........................................        $82,305            $76,316            $ 82,156

(DAGGER) Commencement of Operations.
*  Annualized.
** Not annualized.
1 Effective November 1, 1999, the expenses and net investment income ratios include expenses allocated from the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                FOR THE PERIOD
                                                                 JULY 31, 1999     FOR THE PERIOD    FOR THE PERIOD
                                                                    THROUGH        JANUARY 1, 1999  JUNE 29, 1998(DAGGER)
                                                               DECEMBER 31, 1999 1      THROUGH           THROUGH
                                                                   (UNAUDITED)       JUNE 30, 1999    DECEMBER 31, 1998
                                                               ------------------- ---------------  --------------------
INTERNATIONAL MULTI-MANAGER PORTFOLIO

NET ASSET VALUE -- BEGINNING OF PERIOD ......................        $ 10.03            $ 9.82           $ 10.00
                                                                     -------            ------           -------
INVESTMENT OPERATIONS:
   Net investment income ....................................           0.00              0.06              0.02
   Net realized and unrealized gain (loss) on
      investments ...........................................           3.72              0.26             (0.09)
                                                                     -------            ------           -------
      Total from investment operations ......................           3.72              0.32             (0.07)
                                                                     -------            ------           -------
DISTRIBUTIONS:
   From net investment income ...............................          (0.07)             0.00              0.00
   From net realized gain on investments ....................          (0.66)            (0.11)            (0.11)
                                                                     -------            ------           -------
      Total distributions ...................................          (0.73)            (0.11)            (0.11)
                                                                     -------            ------           -------
Net Asset Value -- End of Period ............................         $13.02            $10.03             $9.82
                                                                     =======            ======           =======
TOTAL RETURN ................................................         37.21%**           3.29%**         (0.70)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........................          1.00%*            1.00%*            1.00%*
      Excluding expense limitations .........................          1.19%*            1.19%*            1.10%*
   Net investment income ....................................          0.06%*            1.86%*            0.46%*
Portfolio turnover rate .....................................            N/A            33.02%            27.66%
Net assets at end of period (000 omitted) ...................        $86,765           $69,401           $73,784

(DAGGER) Commencement of Operations.
*  Annualized.
** Not annualized.
1 Effective November 1, 1999, the expenses and net investment income ratios include expenses allocated from the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                 FOR PERIOD
                                                                JULY 1, 1999       FOR THE PERIOD      FOR THE PERIOD
                                                                   THROUGH         JANUARY 1, 1999  JUNE 29, 1998(DAGGER)
                                                            DECEMBER 31, 1999 1,2      THROUGH             THROUGH
                                                                 (UNAUDITED)        JUNE 30, 1999     DECEMBER 31, 1998
                                                            --------------------   ---------------  --------------------
LARGE CAP VALUE PORTFOLIO

NET ASSET VALUE-- BEGINNING OF PERIOD .....................        $  9.82              $  9.30           $ 10.00
                                                                   -------              -------           -------
Investment Operations:
   Net investment income ..................................           0.07                 0.10              0.10
   Net realized and unrealized gain (loss) on
      investments .........................................          (0.31)                0.42             (0.58)
                                                                   -------              -------           -------
      Total from investment operations ....................          (0.24)                0.52             (0.48)
                                                                   -------              -------           -------
Distributions:
   From net investment income .............................           0.00                 0.00             (0.10)
   From net realized gain on investments ..................          (0.20)                0.00             (0.12)
                                                                   -------              -------           -------
      Total distributions .................................          (0.20)                0.00             (0.22)
                                                                   -------              -------           -------
Net Asset Value-- End of Period ...........................          $9.38                $9.82             $9.30
                                                                   =======              =======           =======
Total Return ..............................................        (2.44)%**              5.59%**         (4.79)%**
Ratios (to average net assets)/Supplemental Data:
   Expenses
      Including expense limitations .......................          0.75%*               0.75%*            0.75%*
      Excluding expense limitations .......................          0.89%*               0.84%*            0.88%*
   Net investment income ..................................          1.37%*               1.92%*            2.07%*
Portfolio turnover rate ...................................            N/A               25.14%            36.78%
Net assets at end of period (000 omitted) .................        $61,235              $79,060           $93,780

(DAGGER) Commencement of Operations.
*  Annualized.
** Not annualized.
1 Effective November 1, 1999, the expenses and net investment income ratios include expenses allocated from the Series.
2  Effective  November  1, 1999,  Cramer  Rosenthal   McGlynn,  LLC, assumed the
   responsibility of Advisor to the Large Cap Value Series.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
1. DESCRIPTION OF THE FUND. Wilmington Large Cap Growth Portfolio, Wilmington Large Cap Core Portfolio (formerly WT Broad Market Equity Portfolio), Wilmington Small Cap Core Portfolio, Wilmington International Multi-Manager Portfolio, and Wilmington Large Cap Value Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio (effective November 1, 1999 with respect to the Wilmington Large Cap Growth, Wilmington Small Cap Core, Wilmington International Multi-Manager and Wilmington Large Cap Value Portfolios) seeks to achieve its investment objective by investing all of its investable assets in the corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

   Information  presented  for  periods  prior  to  November  1,  1999  for  the
   Wilmington Large Cap Growth, Wilmington Small Cap Core, Wilmington International Multi-Manager and Wilmington Large Cap Value Portfolios reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolios:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

   DISTRIBUTIONS TO SHAREHOLDERS. Each Portfolio records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared and paid to shareholders annually.

   DEFERRED ORGANIZATION COSTS. Organization costs incurred by certain Portfolios have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Portfolio commenced operations. In the event that any of the initial shares of a Portfolio are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================
   organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the six-month period ended December 31, 1999, contributions to and withdrawals from the Series were as follows:

                           LARGE CAP GROWTH    LARGE CAP CORE    SMALL CAP CORE   INTERNATIONAL MULTI-MANAGER  LARGE CAP VALUE
                          ------------------  ----------------  ---------------- ----------------------------- ---------------
         Contributions       $225,600,928       $ 7,202,372       $73,816,325            $75,556,446             $62,687,402
         Withdrawals           13,563,298        22,458,569         5,599,645              7,095,733               6,441,627

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Large Cap Core, Small Cap Core and Multi-Manager Series is Wilmington Trust Company ("WTC"). The investment adviser to the Large Cap Growth and Large Cap Value Series is Roxbury Capital Management LLC and Cramer Rosenthal McGlynn LLC, respectively. Advisory fees charged to the Series are discussed in the notes to the Series financial statements. Prior to November 1, 1999, WTC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

   PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

   WTC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.80% of average daily net assets for Large Cap Core Portfolio and Small Cap Core Portfolio; 1.00% of average daily net assets for the International Multi-Manager Portfolio; and 0.75% of average daily net assets for Large Cap Value Portfolio and Large Cap Growth Portfolio. These undertakings may be amended or rescinded at any time in the future.

5. FUND MERGER. Effective November 1, 1999, the Wilmington Large Cap Growth Portfolio, Wilmington Small Cap Core Portfolio, Wilmington International Multi-Manager Portfolio, and Wilmington Large Cap Value Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Large Cap Growth Equity Portfolio, Rodney Square Small Cap Equity Portfolio, Rodney Square International Equity Portfolio, and Rodney Square Large Cap Value Equity Portfolio (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================


   The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflects the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999 were as follows:

                                                                                            NET UNREALIZED
                                                                      NET ASSETS             APPRECIATION
                                                                   ----------------         --------------
               Rodney Square Large Cap Growth Equity Portfolio         $221,462,222           $65,419,417
               Rodney Square Small Cap Equity Portfolio                  71,848,799            14,895,478
               Rodney Square International Equity Portfolio              73,299,652            12,748,767
               Rodney Square Large Cap Value Equity Portfolio            62,066,508             1,665,218

   The Rodney Square Funds' investment objectives, policies and restrictions were identical to those of the respective Wilmington Portfolios, which had no operations prior to November 1, 1999. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY PORTFOLIOS
-------------------------------------
    NOTICE TO SHAREHOLDERS (UNAUITED)
================================================================================
SPECIAL MEETINGS OF SHAREHOLDERS

A special meeting of the shareholders of the Rodney Square Funds was held on October 22, 1999 to vote on the following proposal:

1. To approve an Agreement and Plan of Reorganization (the "Plan") for each Rodney Square Fund providing for the transfer of the Rodney Square Fund's assets to a newly-created Fund ("a Successor Fund") in exchange for shares of equal value of the Successor Fund.

                                                   FOR      AGAINST   ABSTAINED
                                                ---------   -------   ---------
        Rodney Square Strategic Equity Fund:
        Large Cap Growth Equity Portfolio        7,285,475    3,262      3,040
        Small Cap Value Equity Portfolio         7,562,554      0          0
        International Equity Portfolio           6,726,692      0          0
        Large Cap Value Equity Portfolio         7,726,124      0          0

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP GROWTH SERIES
----------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                                                                      VALUE
                                                        SHARES       (NOTE 2)
                                                       --------    ------------
COMMON STOCK -- 99.3%
  COMMUNICATION & BROADCASTING -- 22.6%
       AT&T Corp. - Liberty Media
         Group, Class A* ............................   284,000    $ 16,117,000
       CBS Corporation* .............................   220,000      14,066,250
       EchoStar Communications
         Corporation* ...............................   121,000      11,797,500
       Exodus Communications, Inc.* .................    56,000       4,973,500
       Infinity Broadcasting Inc.* ..................   135,000       4,885,312
       Qwest Communications
          International, Inc.* ......................   260,000      11,180,000
                                                                   ------------
     TOTAL COMMUNICATION &
       BROADCASTING ...........................................      63,019,562
                                                                   ------------
  FINANCE & INSURANCE -- 3.0%
       American International
         Group, Inc. ................................    23,700       2,562,562
       Dean Witter Discover & Co. ...................    40,000       5,710,000
                                                                   ------------
     TOTAL FINANCE & INSURANCE ................................       8,272,562
                                                                   ------------
  MANUFACTURING -- 34.7%
    COMPUTERS & OFFICE EQUIPMENT -- 5.3%
       Intel Corp. ..................................   114,000       9,383,625
       Microsoft Corp.* .............................    45,000       5,253,750
                                                                   ------------
                                                                     14,637,375
                                                                   ------------
    ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 2.9%
       General Electric Co. .........................    53,000       8,201,750
                                                                   ------------
    ELECTRONICS -- 9.2%
       Analog Devices, Inc. .........................    40,000       3,720,000
       JDS Uniphase Corp.* ..........................    68,000      10,969,250
       Texas Instruments, Inc. ......................   112,000      10,850,000
                                                                   ------------
                                                                     25,539,250
                                                                   ------------
    PHARMACEUTICAL PREPARATIONS -- 2.2%
       Amgen, Inc.* .................................   104,000       6,246,500
                                                                   ------------
    TELECOMMUNICATIONS EQUIPMENT -- 15.1%
       Lucent Technologies, Inc. ....................    70,000       5,236,875
       MCI Worldcom, Inc.* ..........................   141,000       7,481,812
       Motorola, Inc. ...............................    20,000       2,945,000
       Nokia Corp., ADR .............................    58,900      11,191,000
       Nortel Networks Corp. ........................    94,900       9,584,900

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    ------------
       Voicestream Wireless Corp.* ..................    20,500    $  2,917,406
       Tellabs, Inc.* ...............................    40,000       2,567,500
                                                                   ------------
                                                                     41,924,493
                                                                   ------------
     TOTAL MANUFACTURING ......................................      96,549,368
                                                                   ------------
  SERVICES -- 27.0%
    BUSINESS SERVICES -- 1.8%
       American Express Co. .........................    30,000       4,987,500
                                                                   ------------
    COMPUTER SERVICES -- 25.1%
       America Online, Inc.* ........................   120,000       9,052,500
       Cisco Systems, Inc.* .........................   115,000      12,319,375
       Doubleclick, Inc.* ...........................    13,000       3,289,813
       EMC Corp.* ...................................    85,000       9,286,250
       Oracle Corp.* ................................   135,000      15,128,438
       Sun Microsystems, Inc.* ......................   130,000      10,066,875
       Yahoo! Inc.* .................................    25,000      10,817,188
                                                                   ------------
                                                                     69,960,439
                                                                   ------------
     TOTAL SERVICES ...........................................      74,947,939
                                                                   ------------
  WHOLESALE & RETAIL TRADE -- 12.0%
    RETAIL APPAREL & ACCESSORY STORES -- 2.0%
       Gap, Inc. ....................................   125,000       5,750,000
                                                                   ------------
    RETAIL BUILDING MATERIAL -- 5.0%
       Home Depot, Inc. .............................   204,000      13,986,750
                                                                   ------------
    WHOLESALE COMPANIES  -- 5.0%
       Costco Wholesale Corp.* ......................   151,000      13,778,750
                                                                   ------------
     TOTAL WHOLESALE & RETAIL TRADE ...........................      33,515,500
                                                                   ------------
     TOTAL COMMON STOCK
       (COST $170,317,557) ....................................     276,304,931
                                                                   ------------
SHORT-TERM INVESTMENTS -- 0.2%
       Samson Street Fund - Money
         Market Portfolio ...........................   316,625         316,625
       Temp Cash Fund - Dollar Series ...............   316,624         316,624
                                                                   ------------
       TOTAL SHORT-TERM INVESTMENTS
       (COST $633,249) ........................................         633,249
                                                                   ------------
TOTAL INVESTMENTS -- 99.5%
   (COST $170,950,806)(DAGGER) ................................     276,938,180
OTHER ASSETS AND
   LIABILITIES, NET -- 0.5% ...................................       1,393,714
                                                                   ------------
NET ASSETS -- 100.0% ...........................................   $278,331,894
                                                                   ============

*        Non-income producing security.
(DAGGER) The cost for Federal income tax purposes was $170,950,806.  At December
         31, 1999, net unrealized appreciation was $105,987,374. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $107,310,369, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,322,995.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                                                                       VALUE
                                                        SHARES       (NOTE 2)
                                                       --------    ------------
COMMON STOCK -- 99.2%
  AIRCRAFT & AEROSPACE -- 0.4%
    MANUFACTURING -- 0.4%
       Honeywell International, Inc. ................     9,800    $    565,337
                                                                   ------------
  COMMUNICATION & BROADCASTING -- 11.1%
       Alltel Corp. .................................     3,400         281,137
       AT&T Corp. ...................................    37,900       1,923,425
       Bell Atlantic Corp. ..........................    18,300       1,126,594
       BellSouth Corp. ..............................    22,400       1,048,600
       CBS Corp. ....................................     8,200         524,287
       Clear Channel Communications,
         Inc.* ......................................     3,500         312,375
       Comcast Corp. (A Shares) .....................     8,900         447,225
       Global Crossing, Ltd.* .......................     7,700         385,000
       GTE Corp. ....................................    10,900         769,131
       MCI Worldcom, Inc.* ..........................    31,350       1,663,509
       Mediaone Group* ..............................     7,300         560,731
       Nextel Communications, Inc.
         (A Shares)* ................................     3,300         340,312
       Qwest Communications
         International, Inc.* .......................     9,200         395,600
       SBC Communications, Inc. .....................    39,202       1,911,097
       Sprint Corp. .................................    11,200         753,900
       Sprint Corp.-PCS Group* ......................     2,750         281,875
       Time Warner, Inc. ............................    14,200       1,028,612
       US West, Inc. ................................     6,010         432,720
       Viacom, Inc. (B Shares)* .....................     8,500         513,719
       Vodafone Airtouch PLC ........................     4,500         222,750
                                                                   ------------
     TOTAL COMMUNICATION &
       BROADCASTING ...........................................      14,922,599
                                                                   ------------
  ELECTRIC, GAS & WATER UTILITIES -- 1.5%
       American Electric Power
         Co., Inc. ..................................     2,500          80,312
       Carolina Power & Light Co. ...................     1,900          57,831
       Central & South West Corp. ...................     2,800          56,000
       Consolidated Edison, Inc. ....................     3,000         103,500
       Duke Energy Corp. ............................     4,400         220,550
       Edison International .........................     6,000         157,125
       Enron Corp. ..................................     8,000         355,000
       Entergy Corp. ................................     3,100          79,825
       First Energy Corp. ...........................     2,900          65,794
       FPL Group, Inc. ..............................     2,400         102,750
       PG & E Corp. .................................     5,600         114,800
       Public Service Enterprise
         Group ......................................     3,000         104,437
       Southern Co. .................................     8,200         192,700

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    ------------
       Texas Utilities Co. ..........................     3,100    $    110,244
       Williams Cos., Inc. ..........................     7,300         223,106
                                                                   ------------
     TOTAL ELECTRIC, GAS & WATER UTILITIES ....................       2,023,974
                                                                   ------------
  FINANCE & INSURANCE -- 13.8%
    HOSPITAL & MEDICAL SERVICE PLANS -- 0.3%
       Aetna, Inc. ..................................     1,900         106,044
       Aon Corp. ....................................     3,350         134,000
       Columbia Healthcare Corp. ....................     2,000          58,625
       United Healthcare Corp. ......................     2,500         132,812
                                                                   ------------
                                                                        431,481
                                                                   ------------
    INSURANCE CARRIERS -- 4.3%
       AFLAC, Inc. ..................................     3,300         155,719
       Allstate Corp. ...............................    10,200         244,800
       American General Corp. .......................     3,200         242,800
       American International
         Group, Inc. ................................    18,210       1,968,956
       Chubb Corp. ..................................     1,800         101,362
       CIGNA Corp. ..................................     2,800         225,575
       Citigroup, Inc. ..............................    39,950       2,219,722
       Conseco, Inc. ................................     3,500          62,562
       Hartford Financial Services
         Group, Inc. ................................     3,000         142,125
       Jefferson-Pilot Corp. ........................     1,400          95,550
       Lincoln National Corp. .......................     2,500         100,000
       Loews Corp. ..................................     1,400          84,962
       Progressive Corp. ............................       900          65,812
       Safeco Corp. .................................     1,600          39,800
       St. Paul Cos., Inc. ..........................     2,100          70,744
                                                                   ------------
                                                                      5,820,489
                                                                   ------------
    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 2.3%
       American Express Co. .........................     5,600         931,000
       AmSouth Bancorporation .......................     4,100          79,181
       Associates First Capital Corp.
         (A shares) .................................     8,466         232,286
       Federal Home Loan Mortgage
         Corp. ......................................     8,300         390,619
       Federal National Mortgage
         Association ................................    11,800         736,762
       Household International, Inc. ................     6,046         225,213
       Paychex, Inc. ................................     2,600         104,000
       Providian Financial Corp. ....................     1,700         154,806
       SLM Holding Corp. ............................     2,100          88,725
       Washington Mutual, Inc. ......................     6,884         178,984
                                                                   ------------
                                                                      3,121,576
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    ------------
    SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 1.6%
       Charles Schwab Corp. .........................    10,200    $    391,425
       Lehman Brothers
         Holdings, Inc. .............................     1,100          93,156
       Marsh & McLennan Cos., Inc. ..................     3,250         310,984
       Merrill Lynch & Co., Inc. ....................     4,000         334,000
       Morgan Stanley Dean
         Witter & Co. ...............................     7,100       1,013,525
       T. Rowe Price Associates, Inc. ...............     1,500          55,406
                                                                   ------------
                                                                      2,198,496
                                                                   ------------
    STATE & NATIONAL BANKS -- 5.2%
       Bank of America Corp. ........................    20,665       1,037,125
       Bank of New York Co., Inc. ...................     8,900         356,000
       Bank One Corp. ...............................    10,400         333,450
       BB&T Corp. ...................................     3,400          93,075
       Chase Manhattan Corp. ........................    10,600         823,487
       Comerica, Inc. ...............................     2,000          93,375
       Fifth Third Bancorp. .........................     2,800         205,450
       First Union Corp. ............................    11,500         377,344
       Firstar Corp. ................................    15,000         316,875
       Fleet Boston Financial Corp. .................    10,663         371,206
       Huntington Bancshares, Inc. ..................       286           6,828
       J.P. Morgan & Co., Inc. ......................     2,100         265,912
       Keycorp. .....................................     5,700         126,112
       MBNA Corp. ...................................     8,950         243,887
       Mellon Financial Corp. .......................     6,400         218,000
       National City Corp. ..........................     5,600         132,650
       Northern Trust Corp. .........................     2,800         148,400
       PNC Bank Corp. ...............................     3,700         164,650
       Regions Financial Corp. ......................     2,300          57,787
       Republic New York Corp. ......................     1,300          93,600
       State Street Corp. ...........................     2,000         146,125
       Suntrust Banks, Inc. .........................     2,700         185,794
       U.S. Bancorp .................................     9,400         223,837
       Wachovia Corp. ...............................     2,500         170,000
       Wells Fargo Co. ..............................    20,500         828,969
                                                                   ------------
                                                                      7,019,938
                                                                   ------------
     TOTAL FINANCE & INSURANCE ................................      18,591,980
                                                                   ------------
  MANUFACTURING -- 46.9%
    AIRCRAFT & AEROSPACE -- 0.6%
       Boeing Co. ...................................     5,000         207,812
       Lockheed Martin Corp. ........................     4,600         100,625
       Raytheon Co. (B Shares) ......................     4,100         108,906
       Teledyne Technologies Inc.* ..................       400           3,775
       United Technologies Corp. ....................     6,100         396,500
                                                                   ------------
                                                                        817,618
                                                                   ------------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    ------------
    CHEMICAL & ALLIED PRODUCTS -- 2.3%
       Air Products & Chemicals, Inc. ...............     2,300    $     77,194
       Amgen, Inc.* .................................    16,000         961,000
       Dow Chemical Co. .............................     2,900         387,512
       Dupont (E.I.) de
         Nemours & Co. ..............................    14,549         958,415
       Hercules, Inc. ...............................     1,900          52,962
       Monsanto Co. .................................     7,500         267,187
       PPG Industries, Inc. .........................     2,400         150,150
       Rohm & Haas Co. ..............................     2,300          93,581
       Union Carbide Corp. ..........................     1,550         103,462
                                                                   ------------
                                                                      3,051,463
                                                                   ------------
    COMPUTERS & OFFICE EQUIPMENT -- 12.3%
       Apple Computer, Inc.* ........................     1,000         102,812
       Cisco Systems, Inc.* .........................    38,000       4,070,750
       Citrix Systems, Inc.* ........................     1,100         135,300
       Compaq Computer Corp. ........................    12,300         332,869
       Dell Computer Corp.* .........................    31,600       1,611,600
       EMC Corp.* ...................................    12,100       1,321,925
       Gateway, Inc.* ...............................     4,900         353,106
       Hewlett-Packard Co. ..........................    12,200       1,390,037
       Intel Corp. ..................................    39,300       3,234,881
       International Business
         Machines Corp. .............................    21,600       2,332,800
       Micron Technology, Inc.* .....................     1,400         108,850
       Pitney Bowes, Inc. ...........................     3,600         173,925
       QLogic Corp.* ................................       600          95,925
       Sun Microsystems, Inc.* ......................    17,800       1,378,387
                                                                   ------------
                                                                     16,643,167
                                                                   ------------
    CONSUMER PRODUCTS -- 2.8%
       Avon Products, Inc. ..........................     3,200         105,600
       Clorox Co. ...................................     2,700         136,012
       Colgate-Palmolive Co. ........................     8,000         520,000
       Gillette Co. .................................    15,000         617,812
       Kimberly-Clark Corp. .........................     7,000         456,750
       Procter & Gamble Co. .........................    16,000       1,753,000
       Ralston Purina Group .........................     4,900         136,587
       Water PIK Technologies, Inc.* ................       140           1,339
                                                                   ------------
                                                                      3,727,100
                                                                   ------------
    FOOD & BEVERAGE -- 3.5%
       Anheuser-Busch Cos., Inc. ....................     5,900         418,162
       Bestfoods, Inc. ..............................     3,600         189,225
       Campbell Soup Co. ............................     5,500         212,781
       Coca-Cola Co. ................................    27,900       1,625,175
       General Mills, Inc. ..........................     4,000         143,000
       Heinz (H.J.) Co. .............................     4,500         179,156
       Kellogg Co. ..................................     3,800         117,087
       PepsiCo, Inc. ................................    16,900         595,725
       Quaker Oats Co. ..............................     2,700         177,187

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    ------------
       Sara Lee Corp. ...............................    11,400      $  251,512
       Sysco Corp. ..................................     4,600         181,987
       The Seagram Co. Ltd. .........................     4,700         211,206
       Unilever NV ..................................     6,685         363,915
                                                                   ------------
                                                                      4,666,118
                                                                   ------------
    IRON & STEEL -- 0.1%
       Allegheny Technologies, Inc. .................     1,400          31,412
       Nucor Corp. ..................................     1,400          76,738
                                                                   ------------
                                                                        108,150
                                                                   ------------
    MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 6.1%
       Applied Materials, Inc.* .....................     4,700         595,431
       Conexant Systems, Inc.* ......................     2,700         179,213
       Emerson Electric Co. .........................     5,300         304,088
       General Electric Co. .........................    37,500       5,803,125
       KLA-Tencor Corp.* ............................     1,000         111,375
       Solectron Corp.* .............................     2,800         266,350
       Texas Instruments, Inc. ......................     9,900         959,063
                                                                   ------------
                                                                      8,218,645
                                                                   ------------
    MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.6%
       Baker Hughes, Inc. ...........................     2,200          46,338
       Caterpillar, Inc. ............................     3,500         164,719
       Deere & Co. ..................................     3,200         138,800
       Dover Corp. ..................................     3,800         172,425
       Illinois Tool Works, Inc. ....................     3,200         216,200
       Ingersoll Rand Co. ...........................     2,200         121,138
                                                                   ------------
                                                                        859,620
                                                                   ------------
    MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.4%
       Black & Decker Corp. .........................     1,600          83,600
       Corning, Inc. ................................     3,900         502,856
       Danaher Corporation ..........................     1,600          77,200
       Minnesota Mining &
         Manufacturing Co. ..........................     4,900         479,588
       Tyco International Ltd. ......................    20,000         777,500
                                                                   ------------
                                                                      1,920,744
                                                                   ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
       Schlumberger Ltd. ............................     6,400         360,000
       Transocean Offshore, Inc. ....................     1,239          41,740
                                                                   ------------
                                                                        401,740
                                                                   ------------
    PAPER & PAPER PRODUCTS -- 0.4%
       Fort James Corp. .............................     2,500          68,438
       International Paper Co. ....................     5,000         282,188
       Weyerhaeuser Co. .............................     2,600         186,713
       Willamette Industries, Inc. ..................     1,200          55,725
                                                                   ------------
                                                                        593,064
                                                                   ------------


                                                                       VALUE
                                                        SHARES       (NOTE 2)
                                                       --------    ------------
    PHARMACEUTICAL PREPARATIONS -- 7.9%
       Abbott Laboratories ..........................    18,000      $  653,625
       American Home Products
         Corp. ......................................    14,900         587,619
       Bristol-Meyers Squibb Co. ....................    23,100       1,482,731
       Eli Lilly & Co. ..............................    12,500         831,250
       Johnson & Johnson Co. ........................    15,700       1,462,063
       Merck & Co., Inc. ............................    27,700       1,857,631
       Pfizer, Inc. .................................    45,500       1,475,906
       Pharmacia & Upjohn, Inc. .....................     6,100         274,500
       Protein Design Labs, Inc.* ...................     5,400         378,000
       Schering-Plough Corp. ........................    17,400         734,063
       Warner-Lambert Co. ...........................    10,500         860,344
                                                                   ------------
                                                                     10,597,732
                                                                   ------------
    PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
       Eastman Kodak Co. ............................     1,900         125,875
                                                                   ------------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.6%
       Baxter International, Inc. ...................     2,300         144,469
       Guidant Corp. ................................     3,800         178,600
       Medtronic, Inc. ..............................    14,000         510,125
                                                                   ------------
                                                                        833,194
                                                                   ------------
    PRINTING & PUBLISHING -- 0.5%
       Gannett Co., Inc. ............................     3,600         293,625
       McGraw-Hill Cos., Inc. .......................     2,500         154,063
       New York Times Co. ...........................     2,500         122,813
       Tribune Co. ..................................     3,100         170,694
                                                                   ------------
                                                                        741,195
                                                                   ------------
    TELECOMMUNICATIONS EQUIPMENT -- 5.7%
       ADC Telecommunications,
         Inc. * .....................................     2,000         145,125
       General Instrument Corp.* ....................     2,000         170,000
       JDS Uniphase Corp.* ..........................       600          96,788
       LSI Logic Corp.* .............................     2,000         135,000
       Lucent Technologies, Inc. ....................    35,850       2,682,028
       Motorola, Inc. ...............................     7,100       1,045,475
       Nortel Networks Corp. ........................    16,040       1,620,040
       Qualcomm, Inc.* ..............................     7,200       1,269,000
       Scientific Atlanta, Inc. .....................     1,900         105,688
       Tellabs, Inc.* ...............................     5,800         372,288
                                                                   ------------
                                                                      7,641,432
                                                                   ------------
    TEXTILES & APPAREL -- 0.2%
       Nike, Inc. ...................................     4,200         208,163
                                                                   ------------
    TOBACCO -- 0.2%
       Philip Morris Cos., Inc. .....................    14,200         329,263
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    ------------
    TRANSPORTATION EQUIPMENT -- 1.3%
       Dana Corp. ...................................     2,200        $ 65,863
       Delphi Automotive
         Systems Corp.* .............................     6,220          97,965
       Ford Motor Co. ...............................    13,700         732,094
       General Motors Corp. .........................     7,600         552,425
       Rockwell International Corp. .................     2,700         129,263
       Textron, Inc. ................................     2,200         168,713
                                                                   ------------
                                                                      1,746,323
                                                                   ------------
     TOTAL MANUFACTURING ......................................      63,230,606
                                                                   ------------
  MINING -- 3.1%
    ALUMINUM -- 0.4%
       Alcan Aluminum Ltd. ..........................     2,900         119,444
       Alcoa, Inc. ..................................     5,500         456,500
                                                                   ------------
                                                                        575,944
                                                                   ------------
    CRUDE PETROLEUM & NATURAL GAS -- 1.5%
       Anadarko Petroleum Corp. .....................     1,200          40,950
       Burlington Resources, Inc. ...................     3,000          99,188
       Conoco, Inc. .................................     7,100         175,725
       Halliburton Co. ..............................     6,000         241,500
       Royal Dutch Petroleum Co. ....................    24,300       1,468,631
                                                                   ------------
                                                                      2,025,994
                                                                   ------------
    PETROLEUM REFINING -- 1.2%
       Atlantic Richfield Co. .......................     4,100         354,650
       Chevron Corp. ................................     7,400         641,025
       Coastal Corp. ................................     2,700          95,681
       Texaco, Inc. .................................     6,800         369,325
       USX - Marathon Group .........................     3,700          91,344
                                                                   ------------
                                                                      1,552,025
                                                                   ------------
     TOTAL MINING .............................................       4,153,963
                                                                   ------------
  PETROLEUM REFINING -- 2.4%
       Exxon Mobil Corp. ............................    39,317       3,167,476
                                                                   ------------
  SERVICES -- 11.9%
    AMUSEMENT & RECREATIONAL SERVICES -- 0.8%
       Carnival Corp. ...............................     7,600         363,375
       Walt Disney Co. ..............................    24,700         722,475
                                                                   ------------
                                                                      1,085,850
                                                                   ------------
    BUSINESS SERVICES -- 0.8%
       Automatic Data Processing,
         Inc. .......................................     7,000         377,125
       First Data Corp. .............................     5,700         281,081
       Interpublic Group of Cos., Inc. ..............     3,100         178,831
       MBIA, Inc. ...................................     1,100          58,094
       Omnicom Group, Inc. ..........................     2,000         200,000
                                                                   ------------
                                                                      1,095,131
                                                                   ------------

                                                                       VALUE
                                                        SHARES       (NOTE 2)
                                                       --------    -------------
    COMPUTER SERVICES -- 7.7%
       BMC Software, Inc.* ..........................     3,000    $    239,813
       Computer Associates
         International, Inc. ........................     7,500         524,531
       Computer Sciences Corp.* .....................     1,900         179,788
       Electronic Data Systems Corp. ................     5,800         388,238
       IMS Health, Inc.* ............................     4,400         119,625
       Microsoft Corp.* .............................    58,600       6,841,550
       Network Appliance, Inc. ......................     1,600         132,900
       Oracle Corp.* ................................    17,600       1,972,300
                                                                   ------------
                                                                     10,398,745
                                                                   ------------
    HOTELS, OTHER LODGING PLACES -- 0.1%
       Hilton Hotels Corp. ..........................     3,200          30,800
       Marriott International, Inc.
         (A Shares) .................................     3,200         101,000
                                                                   ------------
                                                                        131,800
                                                                   ------------
    INTERNET SERVICES -- 2.4%
       America Online, Inc.* ........................    26,360       1,988,533
       Inktomi Corp.* ...............................       600          53,250
       Yahoo! Inc.* .................................     2,900       1,254,794
                                                                   ------------
                                                                      3,296,577
                                                                   ------------
    SANITARY SERVICES -- 0.0%
       Ecolab, Inc. .................................     1,400          54,775
                                                                   ------------
     TOTAL SERVICES ...........................................      16,062,878
                                                                   ------------
  TRANSPORTATION -- 0.6%
    TRANSPORTATION -- 0.6%
       Burlington Northern Santa Fe .................     6,000         145,500
       CSX Corp. ....................................     2,800          87,850
       Delta Air Lines, Inc. ........................     1,900          94,644
       FDX Corp.* ...................................     3,800         155,563
       Norfolk Southern Corp. .......................     4,800          98,400
       Southwest Airlines ...........................     6,775         109,670
       Union Pacific Corp. ..........................     3,200         139,600
       United Parcel Service, Inc.* .................       300          20,700
                                                                   ------------
     TOTAL TRANSPORTATION .....................................         851,927
                                                                   ------------
  WHOLESALE & RETAIL TRADE -- 7.5%
    MISCELLANEOUS RETAIL STORES-- 1.0%
       Best Buy, Inc.* ..............................     2,200         110,413
       CVS Corp. ....................................     4,600         183,713
       Dayton Hudson Corp. ..........................     6,100         447,969
       Dollar General Corp. .........................     2,650          60,288
       Family Dollar Stores, Inc. ...................     1,900          30,994
       Johnson Controls, Inc. .......................       900          51,188
       Linens 'N Things, Inc.* ......................     1,500          44,438

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    ------------
       O'Reilly Automotive, Inc.* ...................     1,800        $ 38,700
       Staples, Inc.* ...............................     4,950         102,713
       Walgreen Co. .................................    10,500         307,125
                                                                   ------------
                                                                      1,377,541
                                                                   ------------
    RETAIL APPAREL & ACCESSORY STORES -- 0.7%
       Abercrombie & Fitch Co.* .....................     1,000          26,688
       Gap, Inc. ....................................    10,875         500,250
       Kohls Corp. * ................................     1,800         129,938
       Limited, Inc. ................................     3,500         151,594
       TJX Companies, Inc. ..........................     3,800          77,663
                                                                   ------------
                                                                        886,133
                                                                   ------------
    RETAIL BUILDING MATERIAL -- 1.6%
         HOME DEPOT, INC. ...........................    27,750       1,902,609
       Lowe's Cos., Inc .............................     5,000         298,750
                                                                   ------------
                                                                      2,201,359
                                                                   ------------
    RETAIL EATING & DRINKING PLACES -- 0.5%
       McDonald's Corp. .............................    16,500         665,156
                                                                   ------------
    RETAIL-FAMILY CLOTHING STORES -- 2.9%
       Federated Department
         Stores, Inc.* ..............................     2,700         136,519
       May Department Stores Co. ....................     4,600         148,350
       Wal-Mart Stores, Inc. ........................    52,500       3,629,063
                                                                   ------------
                                                                      3,913,932
                                                                   ------------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------    -------------
    RETAIL-FOOD STORES -- 0.4%
       Albertson's, Inc. ............................     5,331      $  171,925
       Kroger Co.* ..................................     7,800         147,225
       Safeway, Inc. ................................     6,000         213,375
                                                                   ------------
                                                                        532,525
                                                                   ------------
    WHOLESALE - MISCELLANEOUS -- 0.3%
       Costco Wholesale Corp.* ......................     2,700         246,375
       Fortune Brands, Inc. .........................     2,300          76,044
       Masco Corp. ..................................     4,400         111,650
                                                                   ------------
                                                                        434,069
                                                                   ------------
    WHOLESALE-CHEMICALS & DRUGS -- 0.1%
       Cardinal Health, Inc. ........................     3,000         143,625
                                                                   ------------
     TOTAL WHOLESALE & RETAIL TRADE ...........................      10,154,340
                                                                   ------------
     TOTAL COMMON STOCK
       (COST $79,030,541) .....................................     133,725,080
                                                                   ------------

SHORT-TERM INVESTMENTS -- 0.9%
       Samson Street Fund - Money
         Market .....................................   587,123         587,123
       Temp Cash Fund - Dollar
         Series .....................................   587,124         587,124
                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS
       (COST $1,174,247) ......................................       1,174,247
                                                                   ------------
   TOTAL INVESTMENTS -- 100.1%
   (COST $80,204,788)(DAGGER) .................................     134,899,327
OTHER ASSETS AND
   LIABILITIES, NET -- (0.1%) .................................         (76,601)
                                                                   ------------
NET ASSETS-- 100.0% ...........................................    $134,822,726
                                                                   ============

*        Non-income producing security.
(DAGGER) The cost for Federal income tax purposes was  $80,204,788.  At December
         31, 1999, net unrealized appreciation was $54,694,539. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $58,302,660, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,608,121.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
COMMON STOCK -- 98.1%
  COMMUNICATION & BROADCASTING -- 5.1%
       Citadel Communications
         Corp.* .....................................    10,000     $   648,750
       Maker Communications, Inc.* ..................    10,000         427,500
       Metromedia Fiber Network, Inc.
         (A Shares)* ................................    23,500       1,126,531
       Primus Telecommunications
         Group, Inc.* ...............................    20,000         765,000
       Saga Communications, Inc.* ...................    37,500         759,375
       True North Communications,
         Inc. .......................................    10,000         446,875
                                                                    -----------
     TOTAL COMMUNICATION & BROADCASTING .......................       4,174,031
                                                                    -----------
  COMPUTER SERVICES -- 15.4%
       Akamai Technologies, Inc.* ...................       675         221,147
       Aspen Technology, Inc.* ......................    20,000         528,750
       Brocade Communications
         Systems, Inc.* .............................     4,000         708,000
       Cysive, Inc.* ................................     5,200         374,725
       Digital Island, Inc.* ........................    10,000         951,250
       Emulex Corp.* ................................     6,400         720,000
       Factset Research Systems, Inc. ...............    25,800       2,054,325
       Fiserv, Inc. * ...............................    34,500       1,321,781
       Gric Communications, Inc.* ...................    30,000         761,250
       Homestore.Com, Inc.* .........................    15,300       1,136,025
       ITXC Corp.* ..................................    10,000         336,250
       Mastech Corp.* ...............................    26,200         648,450
       MMC Networks, Inc.* ..........................    10,000         343,750
       N2H2, Inc.* ..................................    20,000         470,000
       Proxicom, Inc.* ..............................     2,800         348,075
       Sapient Corp.* ...............................     4,000         563,750
       SunGard Data Systems, Inc.* ..................    30,000         712,500
       Sycamore Networks, Inc.* .....................       716         220,528
       Whittman-Hart, Inc.* .........................     5,500         294,938
                                                                    -----------
       TOTAL COMPUTER SERVICES ................................      12,715,494
                                                                    -----------
  ELECTRIC, GAS & WATER UTILITIES -- 1.0%
       Nstar ........................................    10,815         438,007
       Sierra Pacific Resources .....................    23,500         406,844
                                                                    -----------
     TOTAL ELECTRIC, GAS & WATER UTILITIES ....................         844,851
                                                                    -----------
  FINANCE & INSURANCE -- 4.9%
    INSURANCE CARRIERS -- 2.1%
       Delphi Financial Group, Inc.
         (A Shares)* ................................     5,202         156,060
       Medical Assurance, Inc.* .....................    11,000         233,062
       Protective Life Corp. ........................    19,200         610,800

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
       PXRE Group Ltd. ..............................    19,700     $   256,100
       Renaissancere Holdings Ltd. ..................    11,238         459,353
                                                                    -----------
                                                                      1,715,375
                                                                    -----------
    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 1.6%
       Affiliated Managers Group,
         Inc.* ......................................    19,000         768,312
       JSB Financial, Inc. ..........................    11,000         570,625
                                                                    -----------
                                                                      1,338,937
                                                                    -----------
    SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 0.2%
       Waddell & Reed
         Financial, Inc. ............................     5,000         135,625
                                                                    -----------
    STATE & NATIONAL BANKS -- 0.9%
       Commonwealth
         Bancorp, Inc. ..............................    46,900         779,712
                                                                    -----------
     TOTAL FINANCE & INSURANCE ................................       3,969,649
                                                                    -----------
  MANUFACTURING -- 39.2%
    AIRCRAFT & AEROSPACE -- 3.2%
       The Titan Corporation* .......................    35,000       1,649,375
       Triumph Group, Inc.* .........................    42,000       1,015,875
                                                                    -----------
                                                                      2,665,250
                                                                    -----------
    AUTOMOTIVE EQUIPMENT -- 0.5%
       Borg-Warner Automotive, Inc. .................     9,500         384,750
                                                                    -----------
    CHEMICAL & ALLIED PRODUCTS -- 0.8%
       Cambrex Corp. ................................    20,000         688,750
                                                                    -----------
    COMPUTERS & OFFICE EQUIPMENT -- 11.0%
       Foundry Networks, Inc.* ......................       368         111,021
       Hyperion Solutions, Corp.* ...................    33,750       1,468,125
       Maxtor Corp.* ................................    50,000         362,500
       Mercury Computer
         Systems, Inc.* .............................    24,000         840,000
       Qlogic Corp.* ................................    38,000       6,075,250
       Rambus, Inc.* ................................     3,000         202,312
                                                                    -----------
                                                                      9,059,208
                                                                    -----------
    ELECTRONICS -- 2.7%
       Burr-Brown Corp.* ............................    37,463       1,353,333
       Lattice Semiconductor Corp.* .................    18,000         848,250
                                                                    -----------
                                                                      2,201,583
                                                                    -----------
    LIGHTING FIXTURES -- 0.3%
       Advanced Lighting
         Technologies, Inc.* ........................    40,300         231,725
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
    MANUFACTURED HOMES -- 0.7%
       Centex Corp. .................................     7,000     $   172,812
       Pulte Corp. ..................................     9,000         202,500
       Toll Brothers, Inc.* .........................    10,000         186,250
                                                                    -----------
                                                                        561,562
                                                                    -----------
    METAL PRODUCTS -- 0.4%
       Commonwealth Industries, Inc. ................    28,100         365,300
                                                                    -----------
    MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 1.4%
       Spectrian Corp.* .............................    19,500         550,875
       Teleflex, Inc. ...............................    20,000         626,250
                                                                    -----------
                                                                      1,177,125
                                                                    -----------
    MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 3.2%
       Applied Industrial
         Technologies, Inc. .........................    22,875         380,297
       Circor International, Inc. ...................     9,300          95,906
       Cognex Corp. * ...............................    18,800         733,200
       IDEX Corp.* ..................................    27,100         823,162
       Terex Corp.* .................................    14,500         402,375
       Titan International, Inc. ....................    31,000         201,500
                                                                    -----------
                                                                      2,636,440
                                                                    -----------
    MISCELLANEOUS MANUFACTURING INDUSTRIES -- 1.2%
       Harman International
         Industries .................................    16,910         949,074
                                                                    -----------
    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 6.0%
       Closure Medical Corp.* .......................    25,000         321,875
       Cryolife, Inc.* ..............................    46,000         540,500
       Mentor Corp. .................................    28,000         722,750
       Protein Design Lab, Inc.* ....................    40,000       2,800,000
       Theragenics Corp.* ...........................    64,000         580,000
                                                                    -----------
                                                                      4,965,125
                                                                    -----------
    TELECOMMUNICATIONS EQUIPMENT -- 7.8%
       Anadigics, Inc.* .............................    15,100         712,531
       Black Box Corp.* .............................    16,700       1,118,900
       C-COR.net Corp.* .............................     9,000         689,625
       Harmonic, Inc.* ..............................     4,000         379,750
       SDL, Inc.* ...................................    16,100       3,509,800
                                                                    -----------
                                                                      6,410,606
                                                                    -----------
     TOTAL MANUFACTURING ......................................      32,296,498
                                                                    -----------
  OIL & GAS -- 2.8%
       Core Laboratories NV* ........................    20,000         401,250
       Devon Energy Corp. ...........................    15,000         493,125
       Nabors Industries, Inc.* .....................    28,597         884,720
       Tesoro Petroleum* ............................    46,100         533,031
                                                                    -----------
     TOTAL OIL & GAS ..........................................       2,312,126
                                                                    -----------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
  PHARMACEUTICAL PREPARATIONS -- 7.0%
       Alkermes, Inc. ...............................    10,000     $   491,250
       Collagenex Pharmaceuticals ...................    30,000         750,000
       Guilford Pharmaceuticals,
         Inc.* ......................................    30,000         510,000
       Ilex Oncology, Inc.* .........................    20,000         482,500
       Invitrogen Corp.* ............................    15,000         900,000
       Progenics Pharmaceuticals,
         Inc.* ......................................    25,000       1,221,875
       QLT PhotoTherapeutics, Inc.* .................    10,000         587,500
       Shire Pharmaceuticals Group* .................    27,213         792,579
       Tularik, Inc.* ...............................     1,000          32,375
                                                                    -----------
     TOTAL PHARMACEUTICAL PREPARATIONS ........................       5,768,079
                                                                    -----------
  REAL ESTATE INVESTMENT TRUSTS -- 1.6%
       Developers Diversified
         Realty Corp. ...............................    30,700         395,263
       Health Care Property
         Investors, Inc. ............................    15,834         378,037
       Kilroy Realty Corp. ..........................    25,300         556,600
                                                                    -----------
     TOTAL REAL ESTATE INVESTMENT TRUSTS ......................       1,329,900
                                                                    -----------
  SERVICES -- 9.2%
    AMUSEMENT & RECREATIONAL SERVICES -- 1.7%
       International Speedway Corp.
         (A Shares) .................................    21,500       1,083,063
       Speedway Motorsports, Inc.* ..................    12,500         347,656
                                                                    -----------
                                                                      1,430,719
                                                                    -----------
    BUSINESS SERVICES -- 4.3%
       Acxiom Corp.* ................................    64,700       1,552,800
       AppNet Systems, Inc.* ........................     4,000         175,000
       Diamond Technology Partners,
         Inc.* ......................................     7,500         644,531
       The Profit Recovery Group
         International, Inc.* .......................    42,500       1,128,906
                                                                    -----------
                                                                      3,501,237
                                                                    -----------
    MEDICAL & HEALTH SERVICES -- 0.9%
       Alterra Healthcare Corp.* ....................    31,000         257,688
       Orthodontic Centers of
         America, Inc.* .............................    39,000         465,563
                                                                    -----------
                                                                        723,251
                                                                    -----------
    PERSONAL SERVICES -- 2.3%
         F.Y.I., INC.* ..............................    10,200         346,800
       ITT Educational Services,
         Inc.* ......................................    25,000         385,938

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / SMALL CAP CORE SERIES
--------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
       Shurgard Storage Centers, Inc. ...............    18,200     $   422,013
       Source Information
         Management Co.* ............................    45,000         753,750
                                                                    -----------
                                                                      1,908,501
                                                                    -----------
     TOTAL SERVICES ...........................................       7,563,708
                                                                    -----------
  TRANSPORTATION -- 2.6%
       Air Express International Corp. ..............    34,580       1,117,366
       Sea Containers, Ltd. .........................    25,544         680,109
       USFreightways Corp. ..........................     7,000         335,125
                                                                    -----------
     TOTAL TRANSPORTATION .....................................       2,132,600
                                                                    -----------
  WHOLESALE & RETAIL TRADE -- 9.3%
    MISCELLANEOUS RETAIL STORES -- 3.6%
       A.C. Moore Arts &
         Crafts, Inc.* ..............................    56,000         325,500
       Barnes & Noble, Inc.* ........................    13,800         284,625
       Cheap Tickets, Inc.* .........................    10,000         136,875
       Longs Drug Stores, Inc. ......................    22,800         588,525
       O'Reilly Automotive, Inc.* ...................    76,800       1,651,200
                                                                    -----------
                                                                      2,986,725
                                                                    -----------
    RETAIL APPAREL & ACCESSORY STORES -- 2.7%
       Brown Shoe Company, Inc. .....................    32,100         453,413
       Linens 'N Things, Inc.* ......................    35,200       1,042,800
       Zale Corp.* ..................................    15,000         725,625
                                                                    -----------
                                                                      2,221,838
                                                                    -----------
    RETAIL BUILDING MATERIAL -- 0.5%
       Hughes Supply, Inc. ..........................    19,300         416,156
                                                                    -----------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
    RETAIL EATING & DRINKING PLACES -- 0.6%
       Checkers Drive-In
         Restaurants* ...............................     3,093     $       193
       Mortons Restaurant
         Group, Inc.* ...............................    30,000         465,000
                                                                    -----------
                                                                         465,193
                                                                    -----------
    RETAIL FOOD STORES -- 0.5%
       Ingles Markets, Inc.,
         (A Shares) .................................    37,700         419,413
                                                                    -----------
    RETAIL FURNITURE & APPLIANCE STORES -- 1.1%
       Williams Sonoma, Inc.* .......................    20,200         929,200
                                                                    -----------
    WHOLESALE - CHEMICALS & DRUGS -- 0.3%
       AmeriSource Health Corp. (A Shares)* .........    15,000         227,813
                                                                    -----------
    TOTAL WHOLESALE & RETAIL TRADE ............................       7,666,338
                                                                    -----------
     TOTAL COMMON STOCK
       (COST $50,542,059) .....................................      80,773,274
                                                                    -----------
SHORT-TERM INVESTMENTS -- 1.2%
       Samson Street Fund - Money
         Market Portfolio ...........................   477,617         477,617
       Temp Cash Fund - Dollar
         Series .....................................   477,617         477,617
                                                                    -----------
     TOTAL SHORT-TERM INVESTMENTS
       (COST $955,234) ........................................         955,234
                                                                    -----------
TOTAL INVESTMENTS -- 99.3%
   (COST $51,497,293)(DAGGER) .................................      81,728,508
OTHER ASSETS AND
   LIABILITIES, NET -- 0.7% ...................................         585,889
                                                                    -----------
NET ASSETS -- 100.0% ..........................................     $82,314,397
                                                                    ===========

*        Non-income producing security.
(DAGGER) The cost for Federal income tax purposes was  $51,497,293.  At December
         31, 1999, net unrealized appreciation was $30,231,215. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $36,378,067, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,146,852.

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
COMMON STOCK -- 95.8%
  AUSTRALIA -- 2.3%
       Australia & New Zealand Banking
         Group, Ltd. (Banking) ........................  40,930      $  297,979
       Broken Hill Proprietary Co., Ltd.
         (Metals-Non-Ferrous) .........................  46,122         606,073
       National Australia Bank, Ltd.
         (Banking) ....................................  20,270         310,295
       News Corp., Ltd., ADR
         (Broadcasting & Publishing) ..................   6,100         233,325
       Publishing & Broadcasting, Ltd.
         (Broadcasting & Publishing) ..................  32,880         251,233
       WMC, Ltd.  (Metals-Non-
         Ferrous) .....................................  38,800         214,129
         WOODSIDE PETROLEUM, LTD.
          (ENERGY SOURCES) ............................  12,300          90,912
                                                                    -----------
     TOTAL AUSTRALIA ..........................................       2,003,946
                                                                    -----------
  AUSTRIA -- 0.5%
       Bank Austria AG (Banking) ......................   3,940         222,218
       OMV AG (Energy Sources) ........................   2,440         237,144
                                                                    -----------
     TOTAL AUSTRIA ............................................         459,362
                                                                    -----------
  BRAZIL -- 0.0%
       Companhia Vale do Rio Doce
         (Metals-Non-Ferrous)* ........................   3,200              --
                                                                   ------------
     TOTAL BRAZIL .............................................               0
                                                                   ------------
  CANADA -- 1.4%
       Canadian National Railway Co.
         (Transportation-Road & Rail) .................   8,700         228,919
       Nortel Networks Corp.
         (Telecommunications) .........................   7,000         707,000
       Royal Bank of Canada
         (Banking) ....................................   7,140         315,080
                                                                    -----------
     TOTAL CANADA .............................................       1,250,999
                                                                    -----------
  DENMARK -- 0.3%
       Danisco AS (Beverages &
         Tobacco) .....................................   5,650         220,005
                                                                    -----------
     TOTAL DENMARK ............................................         220,005
                                                                    -----------
  FINLAND -- 4.3%
       Merita Oyj Exchange
          (Banking)* ..................................  58,270         342,730
       Nokia Oyj, ADR (Electronic
         Components & Instruments) ....................   2,730         518,700
       Nokia Oyj (Electronic Components
         & Instruments) ...............................   8,380       1,519,186

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
       Sonera Oyj
         (Telecommunications) .........................   6,200      $  424,927
       Stora Enso Oyj (R Shares)  (Forest
         Products & Paper) ............................  37,300         650,280
       UPM-Kymmene Oyj (Forest
         Products & Paper) ............................   6,380         257,025
                                                                    -----------
     TOTAL FINLAND ............................................       3,712,848
                                                                    -----------
  FRANCE -- 12.2%
       Alcatel  (Telecommunications
         Equipment) ...................................   2,440         560,298
       Axa (Insurance) ................................   3,351         467,095
       Cap Gemini SA (Business &
         Public Services) .............................   2,440         619,277
       Carrefour SA  (Merchandising) ..................   5,910       1,089,859
       Christian Dior SA (Recreation &
         Other Consumer Goods) ........................   1,173         290,621
       Club Mediterranee SA (Leisure &
         Tourism)* ....................................     503          58,157
       Dassault Systemes SA  (Business &
         Public Services) .............................   1,594         103,869
       Eurotunnel SA (Construction &
         Housing)* .................................... 179,255         211,228
       Lafarge SA (Building Materials &
         Components) ..................................   5,067         589,934
       Lagardere SCA (Multi-Industrial) ...............   8,810         479,142
       Louis Vuitton Moet Hennessy
         (Recreation & Other Consumer
         Goods) .......................................     469         210,056
       Pinault-Printemps Redoute SA
         (Building Materials &
         Components) ..................................   1,004         264,929
       Renault SA  (Automobiles) ......................   2,480         119,542
       Rhodia SA  (Miscellaneous) .....................  21,637         489,006
       Rhone-Poulenc SA (Health &
         Personal Care) ...............................  10,612         616,691
       Schneider Electric SA (Electronic
         Equipment) ...................................   2,248         176,485
       Societe BIC SA (Recreation & Other
         Consumer Goods) ..............................   4,412         200,760
       STMicroelectronics NV
         (Telecommunications) .........................  11,543       1,776,383
       Total Fina SA (Oil & Gas
         Operations) ..................................   8,784       1,172,203
       Union des Assurances Federales
         (Insurance) ..................................   1,020         119,782
       Usinor SA  (Metals-Steel) ......................   7,852         147,487
       Vivendi  (Utilities-Electrical
         & Gas) .......................................   8,433         761,425
                                                                    -----------
     TOTAL FRANCE .............................................      10,524,229
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

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    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
  GERMANY -- 8.3%
       Allianz AG (Insurance) .........................     723      $  242,845
       Aventis SA  (Health & Personal
         Care)* .......................................   9,970         582,389
       BASF AG (Chemicals) ............................   5,640         294,809
       Celanese AG  (Chemicals)* ......................     699          12,954
       Commerzbank AG  (Banking) ......................   2,940         107,929
       Deutsche Bank AG  (Financial
         Services) ....................................   3,800         321,674
       Deutsche Telekom AG
         (Telecommunications) .........................   2,505         176,225
       Dresdner Bank AG  (Banking) ....................   4,023         218,390
       Epcos AG  (Electronic Components
         & Instruments)* ..............................   5,604         417,661
       Epcos AG, ADR  (Electronic
         Components & Instruments)* ...................   4,600         343,562
       HypoVereinsbank (Banking) ......................   2,940         200,757
       Mannesmann AG
         (Telecommunications) .........................   7,201       1,743,499
       Siemens AG  (Electrical
         & Electroncis) ...............................   6,470         827,566
       Software AG (Business
         & Public Services)* ..........................  19,200       1,169,906
       Thyssen Krupp AG  (Building
         Materials & Components) ......................  11,348         351,446
       Veba AG (Utilities-Electrical
         & Gas) .......................................   4,475         218,589
                                                                    -----------
     TOTAL GERMANY ............................................       7,230,201
                                                                    -----------
  GREECE -- 0.3%
       Hellenic Telecommunication
         Organization SA, ADR
         (Telecommunications) .........................  22,040         263,102
                                                                    -----------
     TOTAL GREECE .............................................         263,102
                                                                    -----------
  HONG KONG -- 0.8%
       Cheung Kong Holdings, Ltd.
         (Real Estate) ................................  13,000         165,144
       Citic Pacific, Ltd.
         (Multi-Industrial) ...........................  22,000          82,781
       Hong Kong & China Gas Co., Ltd.
         (Utilities-Electrical & Gas) ................. 236,500         324,014
       New World China Land, Ltd.
         (Construction & Housing) .....................     336             124
       New World Development Co.,
         Ltd. (Real Estate) ...........................  45,303         101,988
                                                                    -----------
     TOTAL HONG KONG ..........................................         674,051
                                                                    -----------

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
  IRELAND -- 1.2%
       Bank of Ireland -- (GBP)
         (Banking) ....................................  47,258     $   376,008
       Bank of Ireland -- (IEP)
         (Banking) ....................................  50,798         404,174
       Irish Life & Permanent PLC
         (Financial Services) .........................  30,425         288,040
                                                                    -----------
     TOTAL IRELAND ............................................       1,068,222
                                                                    -----------
  ISRAEL -- 0.4%
       Orbotech, Ltd. (Electronic Components
         & Instruments) ...............................   4,350         337,125
                                                                    -----------
     TOTAL ISRAEL .............................................         337,125
                                                                    -----------
  ITALY -- 2.0%
       Banca Nazionale del Lovoro
         (BANKING)* ...................................  52,000         173,351
       Gruppo Editoriale L'Espresso
         (Broadcasting & Publishing) ..................  19,760         228,666
       Mediaset SPA (Broadcasting
         & Publishing) ................................  16,200         251,917
       Mondadori (Arnoldo) Editore SPA
         (Broadcasting & Publishing) ..................   4,900         155,454
       Seat Pagine Gialle SPA  (Broadcasting
         & Publishing) ................................ 247,400         545,680
       Telecom Italia SPA
         (Telecommunications) .........................  62,830         382,840
                                                                    -----------
     TOTAL ITALY ..............................................       1,737,908
                                                                    -----------
  JAPAN -- 25.0%
       Advantest Corp.  (Electronic
         Components & Instruments) ....................   1,100         290,692
       Asahi Glass Co., Ltd. (Building
         Materials & Components) ......................  16,000         123,872
       Benesse Corp.  (Business & Public
         Services) ....................................     500         120,388
       Canon, Inc. (Data Processing &
         Reproduction) ................................  13,600         540,433
       CSK Corp.  (Business & Public
         Services) ....................................   1,400         227,464
       Daiwa Securities Group, Ltd.
         (Financial Services) .........................  30,000         469,512
       DDI Corp.
         (Telecommunications) .........................      25         342,566
       Fanuc, Ltd.  (Machinery &
         Engineering) .................................   1,100         140,070
       Fuji Bank, Ltd. (Banking) ......................  23,000         223,539

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
       Fuji Television Network, Inc.
         (Broadcasting & Publishing) ..................      14     $   191,837
       Fujisawa Pharmaceutical Co., Ltd.
         (Health & Personal Care) .....................   2,000          48,547
       Fujitsu Support & Service, Inc.
         (Telecommunications) .........................     400         196,144
       Fujitsu, Ltd. (Data Processing
         & Reproduction) ..............................  47,000       2,143,682
       Hitachi, Ltd. (Electronics) ....................  26,000         417,344
       Honda Motor Co., Ltd.
         (Automobiles) ................................  16,000         595,087
       Japan Tobacco, Inc.  (Beverages
         & Tabacco) ...................................      12          91,847
       Kyocera Corp.  (Energy Equipment
         & Services) ..................................   2,000         518,743
       Matsushita Electric Industrial Co.,
         Ltd. (Appliances & Household
         Durables) ....................................  14,000         387,785
       Mitsubishi Motors Corp.
         (Automobiles) ................................  21,000          71,733
       Murata Manufacturing Co., Ltd.
         (Electronic Components &
         Instruments) .................................   3,000         704,708
       NEC Corp.
         (Telecommunications) .........................  42,000       1,000,979
       Nikko Securities Co., Ltd.
         (Financial Services) .........................  27,000         341,695
       Nippon Telegraph & Telephone
         Corp. (Telecommunications) ...................      24         411,080
       Nissan Motor Co., Ltd.
         (Automobiles) ................................  45,000         177,058
       Nomura Securities Co., Ltd.
         (Security & Commodity
         Brokers, Dealers & Services) .................  18,000         325,046
       NSK, Ltd. (Metals-Non-
         Ferrous) .....................................  20,000         136,831
       NTT Mobile Communication
         Network, Inc.
         (Telecommunications) .........................      60       2,307,918
       Sakura Bank, Ltd. (Banking) ....................  41,000         237,565
       Sanwa Bank, Ltd.  (Banking) ....................  32,000         389,312
       Seven-Eleven  Japan Co., Ltd. (Food
         & Household Products) ........................   5,000         792,796
       SMC Corp. (Misc. Industrial Machinery
         & Equipment) .................................     500         110,649
       Softbank Corp.  (Wholesale &
         International Trade) .........................   1,300       1,244,397
       Sony Corp. (Appliances & Household
         Durables) ....................................   2,000         593,129
       Sony Corp., ADR (Appliances &
         Household Durables) ..........................     300          85,425

                                                                       VALUE
                                                        SHARES       (NOTE 2)
                                                       --------     -----------
       Sumitomo Trust & Banking Co.,
         Ltd.  (Banking) ..............................  33,000     $   222,864
       Taisho Pharmaceutical Co.,  Ltd.
         (Health & Personal Care) .....................   8,000         234,903
       Takeda Chemical Industries, Ltd.
         (Health & Personal Care) .....................  26,000       1,285,113
       Takefuji Corp. (Financial
         Services) ....................................   2,400         300,440
       TDK Corp. (Electronic Components
         & Instruments) ...............................   4,000         552,413
       Teijin, Ltd. (Chemicals) .......................   4,000          14,760
       Terumo Corp.  (Health & Personal
         Care) ........................................   9,000         240,482
       THK Co., Ltd.  (Machinery &
         Engineering) .................................   2,900         117,226
       Tokyo Electron, Ltd. (Electronic
         Components & Instruments) ....................   4,000         548,106
       Toray Industries, Inc.  (Misc. Materials
         & Commodities) ...............................  16,000          62,014
       Toshiba Corp. (Electrical &
         Electronics) ................................. 133,000       1,015,367
       Trend Micro, Inc.  (Business & Public
         Services) ....................................   1,900         479,789
       Yamada Denki Co., Ltd. (Electrical &
         Electronics) .................................   4,000         434,570
       Yamanouchi Pharmaceutical Co., Ltd.
         (Health & Personal Care) .....................   3,000         104,825
                                                                    -----------
     TOTAL JAPAN ..............................................      21,612,745
                                                                    -----------
  MEXICO -- 0.1%
       Desc SA de CV (B Shares)
         (Multi-Industrial) ........................... 133,220         109,107
                                                                    -----------
     TOTAL MEXICO .............................................         109,107
                                                                    -----------
  NETHERLANDS -- 8.1%
       Aegon NV (Insurance) ...........................   5,652         545,903
       Akzo Nobel NV (Chemicals) ......................   3,240         162,506
       Buhrmann NV  (Data Processing &
         Reproduction) ................................  13,760         207,183
       Equant NV (Electronic Components
         & Instruments)* ..............................   4,280         485,805
       Fortis NV   (Banking) ..........................   4,030         145,103
       Getronics NV
         (Telecommunications) .........................   7,530         600,641
       Gucci Group NV, ADR  (Textiles
         & Apparel) ...................................   2,600         297,700
       ING Groep NV  (Financial
         Services) ....................................   7,040         424,995
       Koninklijke (Royal) Philips Electronics
         NV (Appliances & Household
         Durables) ....................................   5,436         739,108

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------

       KPN NV
         (Telecommunications) .........................   9,970      $  973,001
       KPNQwest NV
         (Telecommunications)* ........................   1,510         100,525
       KPNQwest NV, ADR
         (Telecommunications)* ........................   3,352         213,690
       Laurus NV  (Energy Sources) ....................   5,970         107,627
       United Pan-Europe Communications
         NV (Telecommunications)* .....................   2,930         374,771
       Vedior NV (Business & Public
         Services) ....................................  16,026         164,634
       VNU NV (Broadcasting &
         Publishing) ..................................  29,020       1,525,092
                                                                    -----------
     TOTAL NETHERLANDS ........................................       7,068,284
                                                                    -----------
  NEW ZEALAND -- 0.5%
       Telecom Corp. of New Zealand,
         Ltd. (Telecommunications) ....................  93,960         441,846
                                                                    -----------
     TOTAL NEW ZEALAND ........................................         441,846
                                                                    -----------
  NORWAY -- 1.2%
       Orkla ASA  (Multi-Industrial) ..................  16,620         286,141
       Petroleum Geo Services ASA
         (Energy Sources)* ............................  28,900         515,589
       Sparebanken NOR (Banking) ......................   9,410         218,359
                                                                    -----------
     TOTAL NORWAY .............................................       1,020,089
                                                                    -----------
  PORTUGAL -- 0.3%
       Brisa Auto Estradas de Portugal
         SA (Transportation - Road
         & Rail) ......................................  35,650         273,596
                                                                    -----------
     TOTAL PORTUGAL ...........................................         273,596
                                                                    -----------
  SINGAPORE -- 0.2%
       DBS Group Holdings, Ltd. (Financial
         Services) ....................................   6,978         114,380
       Overseas-Chinese Banking Corp., Ltd.
         (Financial Services) .........................   7,350          67,520
                                                                    -----------
     TOTAL SINGAPORE ..........................................         181,900
                                                                    -----------
  SOUTH KOREA -- 5.9%
       Dacom Corp.
         (Telecommunications) .........................     610         314,267
       Korea Telecom Corp., ADR
         (Telecommunications) .........................   5,000         373,750
       Pohang Iron & Steel Co., Ltd., ADR
         (Metals-Steel) ...............................  15,400         539,000
       Samsung Electronics Co. (Electrical &
         Electronics) .................................   7,186       1,683,378

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
       SK Telecom Co., Ltd.
         (Telecommunications) .........................     120     $   430,119
       SK Telecom Co., Ltd., ADR
         (Telecommunications) .........................  45,567       1,748,641
                                                                    -----------
     TOTAL SOUTH KOREA ........................................       5,089,155
                                                                    -----------
  SPAIN -- 0.3%
       Telefonica Publicidad e Informacion
         SA (Broadcasting &
         Publishing)* .................................   1,017          49,421
       Telefonica SA
         (Telecommunications) .........................   9,969         248,999
                                                                    -----------
     TOTAL SPAIN ..............................................         298,420
                                                                    -----------
  SWEDEN -- 4.1%
       AstraZeneca Group PLC
         (Chemicals) ..................................   4,652         196,841
       Autoliv, Inc. (Automobiles) ....................   4,790         140,187
       Ericsson AB (B Shares)
         (Telecommunications
         Equipment) ...................................  14,100         906,523
       Icon Medialab International AB
         (Telecommunications)* ........................  38,000       1,322,050
       Investor AB (B Shares)
         (Financial Services) .........................  27,410         386,601
       Nordbanken Holding AB
         (Financial Services)* ........................  15,000          85,356
       Svenska Handelsbanken AB (B Shares)
         (Banking) ....................................  20,650         243,926
       Swedish Match AB (Beverages &
         Tobacco) .....................................  84,520         295,045
                                                                    -----------
     TOTAL SWEDEN .............................................       3,576,529
                                                                    -----------
  SWITZERLAND -- 2.6%
       Clariant AG (Chemicals) ........................     560         266,935
       Nestle SA (Food & Household
         Products) ....................................     129         236,320
       Novartis AG (Reg. Shares) (Health &
         Personal Care) ...............................     599         879,521
       Roche Holding AG  (Health &
         Personal Care) ...............................      12         142,435
       UBS (United Bank of Switzerland)
         AG (Banking) .................................   1,590         429,379
       Zurich Allied AG (Insurance) ...................     460         262,312
                                                                    -----------
     TOTAL SWITZERLAND ........................................       2,216,902
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

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---------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
  TAIWAN -- 1.1%
       Taiwan Semiconductor Manufacturing
         Co., Ltd.  (Electronic Components
         & Instruments)* ..............................  21,357     $   961,065
                                                                    -----------
     TOTAL TAIWAN .............................................         961,065
                                                                    -----------
  UNITED KINGDOM -- 12.1%
       Aegis Group PLC  (Busines &
         Public Services) .............................  89,220         327,866
       Amvescap PLC (Financial
         Services) ....................................  46,020         535,220
       Billiton PLC  (Metals-Steel) ...................  23,765         140,211
       BOC Group PLC (Chemicals) ......................  13,274         285,172
       BP Amoco PLC  (Energy
         Sources) .....................................  76,074         764,943
       British Aerospace PLC
         (Transportation-Airlines) .................... 109,010         721,948
       British Energy PLC (Utilities-
         Electrical & Gas) ............................  51,062         293,837
       Carlton Communications PLC
         (Leisure & Tourism) ..........................  26,950         262,500
       Cookson Group PLC
         (Multi-Industrial) ...........................  63,950         267,543
       Diageo PLC (Data Processing &
         Reproduction) ................................  43,002         345,916
       Glaxo Wellcome PLC (Health &
         Personal Care) ...............................  13,956         394,505
       Marconi PLC  (Energy Equipment
         & Services) ..................................   9,171         162,286
       Prudential PLC (Insurance) .....................  21,053         414,884
       Reckitt Benckiser PLC (Recreation
         & Other Consumer Goods) ......................  28,420         266,489
       Rentokil Initial PLC  (Business &
         Public Services) .............................  24,886          90,748
       Reuters Group PLC (Business &
         Public Services) .............................  63,573         872,347
       Rio Tinto PLC (Metals-Non-
         Ferrous) .....................................  24,872         600,627

       Royal & Sun Alliance Insurance
         Group PLC (Insurance) ........................  63,399         482,856
       Sema Group PLC  (Business &
         Public Services) .............................  29,000         521,839
       Shell Transport & Trading Co.
         PLC (Energy Sources) .........................  48,332         401,674
       SmithKline Beecham PLC (Health
         & Personal Care) .............................  45,594         581,819
       Standard Chartered PLC
         (Banking) ....................................  17,653         274,028
       United News & Media PLC
         (Broadcasting &
         Publishing) ..................................  39,810         507,367

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
       Vodafone AirTouch PLC
         (Telecommunications) ......................... 150,285     $   744,652
       WPP Group PLC (Business &
         Public Services) .............................  15,590         247,041
                                                                    -----------
     TOTAL UNITED KINGDOM .....................................      10,508,318
                                                                    -----------
  UNITED STATES -- 0.3%
       Housing & Commercial Bank,
         GDR (Banking) ................................   5,071         150,850
       Shinhan Bank, GDR
         (Banking)* ...................................   5,250          99,487
                                                                    -----------
     TOTAL UNITED STATES ......................................         250,337
                                                                    -----------
     TOTAL COMMON STOCK
       (COST $53,730,970) .....................................      83,090,291
                                                                    -----------
PREFERRED STOCK -- 0.7%
  FRANCE -- 0.3%
       Casino Guichard Perrach SA
         (Merchandising) ..............................   2,930         225,895
                                                                    -----------
     TOTAL FRANCE .............................................         225,895
                                                                    -----------
  GERMANY -- 0.4%
       SAP AG (Business & Public
         Services) ....................................     608         370,776
                                                                    -----------
     TOTAL GERMANY ............................................         370,776
                                                                    -----------
     TOTAL PREFERRED STOCK
       (COST $498,699) ........................................         596,671
                                                                    -----------

                                                         PAR
                                                       --------
CORPORATE BONDS -- 0.0%
  UNITED KINGDOM -- 0.0%
      British Aerospace Loan Note
        (Transportation-Airlines)
        7.450%, 11/30/03 ..............................   3,082           4,904
                                                                    -----------
     TOTAL UNITED KINGDOM .....................................           4,904
                                                                    -----------
     TOTAL CORPORATE BONDS
       (COST $1,727) ..........................................           4,904
                                                                    -----------

TOTAL INVESTMENTS -- 96.5%
   (COST $54,231,396)(DAGGER) .................................      83,691,866
OTHER ASSETS AND
   LIABILITIES, NET -- 3.5% ...................................       3,057,952
                                                                    -----------
NET ASSETS -- 100.0% ..........................................     $86,749,818
                                                                    ===========

*        Non-income producing security.
(DAGGER) The cost for Federal income tax purposes was  $54,231,396.  At December
         31, 1999, net unrealized appreciation was $29,460,470. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $31,494,708, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,034,238.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
COMMON STOCK -- 98.4%
  COMMUNICATION & BROADCASTING -- 6.9%
       CBS Corp.* .....................................  13,300      $  850,369
       MediaOne Group, Inc.* ..........................  31,400       2,411,912
       News Corp. Ltd. ................................  46,900       1,568,219
                                                                    -----------
     TOTAL COMMUNICATION & BROADCASTING .......................       4,830,500
                                                                    -----------
  COMPUTER SERVICES -- 7.4%
       Ceridian Corp. .................................  33,000         711,563
       Novell, Inc.* ..................................  35,300       1,409,794
       Oracle Corp.* ..................................  12,900       1,445,606
       Sterling Commerce, Inc.* .......................  46,300       1,577,094
                                                                    -----------
     TOTAL COMPUTER SERVICES ..................................       5,144,057
                                                                    -----------
  ELECTRIC, GAS & WATER UTILITIES -- 0.9%
         ENTERGY CORP. ................................  23,600         607,700
                                                                    -----------
     TOTAL ELECTRIC, GAS & WATER
       UTILITIES ..............................................         607,700
                                                                    -----------
  FINANCE & INSURANCE -- 16.8%
    FINANCIAL SERVICES -- 5.2%
       Associates First Capital Corp.
         (A shares) ...................................  19,000         521,312
       First Data Corp. ...............................  30,300       1,494,169
       Marsh & McLennan Cos., Inc. ....................  16,600       1,588,412
                                                                    -----------
                                                                      3,603,893
                                                                    -----------
    INSURANCE CARRIERS -- 8.2%
       Aetna, Inc. ....................................  12,300         686,494
       American International
         Group, Inc. ..................................  13,600       1,470,500
       Jefferson-Pilot Corp. ..........................  17,500       1,194,375
       MBIA, Inc. .....................................  20,800       1,098,500
       Travelers Property Casualty Corp.
         (A Shares) ...................................  38,100       1,304,925
                                                                    -----------
                                                                      5,754,794
                                                                    -----------
    SECURITY & COMMODITY BROKERS, DEALERS & SERVICES -- 3.4%
       Bear Stearns Companies, Inc. ...................  24,255       1,036,901
       Citigroup, Inc. ................................  23,850       1,325,166
                                                                    -----------
                                                                      2,362,067
                                                                    -----------
     TOTAL FINANCE & INSURANCE ................................      11,720,754
                                                                    -----------
  MANUFACTURING -- 36.1%
    AIRCRAFT & AEROSPACE -- 0.4%
       Boeing Co. .....................................   7,800         324,187
                                                                    -----------
    AUTOMOBILES -- 2.0%
       General Motors Corp. ...........................  18,900       1,373,794
                                                                    -----------

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
    CHEMICAL & ALLIED PRODUCTS -- 1.1%
       Dow Chemical Co. ...............................   5,700      $  761,662
                                                                    -----------
    COMPUTERS & OFFICE EQUIPMENT -- 12.9%
       Cisco Systems, Inc.* ...........................  14,700       1,574,738
       Compaq Computer Corp. ..........................  40,000       1,082,500
       Hewlett-Packard Co. ............................  13,800       1,572,337
       Intel Corp. ....................................  14,000       1,152,375
       International Business
         Machines Corp. ...............................  12,800       1,382,400
       Microsoft Corp.* ...............................  14,400       1,681,200
       Xerox Corp. ....................................  24,300         551,306
                                                                    -----------
                                                                      8,996,856
                                                                    -----------
    CONSUMER PRODUCTS -- 6.0%
       American Home Products
         Corp. ........................................  18,800         741,425
       General Electric Co. ...........................  10,400       1,609,400
       Johnson & Johnson Co. ..........................  12,400       1,154,750
       Procter & Gamble Co. ...........................   6,400         701,200
                                                                    -----------
                                                                      4,206,775
                                                                    -----------
    ELECTRONICS -- 3.4%
       Koninklijke (Royal) Philips
         Electronics ..................................  11,800       1,593,000
       Raytheon Co. (A shares) ........................  32,700         811,369
                                                                    -----------
                                                                      2,404,369
                                                                    -----------
    FOOD AND BEVERAGE -- 2.6%
       Nabisco Group Holdings Corp. ................... 108,800       1,156,000
       PepsiCo, Inc. ..................................  19,200         676,800
                                                                    -----------
                                                                      1,832,800
                                                                    -----------
    MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.1%
       Deere & Co. ....................................  17,100         741,712
                                                                    -----------
    MISCELLANEOUS MANUFACTURING INDUSTRIES -- 3.6%
       Alcoa, Inc. ....................................   5,800         481,400
       Ingersoll-Rand Co. .............................  13,000         715,813
       PPG Industries, Inc. ...........................  11,200         700,700
       Ralston-Ralston Purina Group ...................  20,800         579,800
                                                                    -----------
                                                                      2,477,713
                                                                    -----------
    NONFERROUS METALS -- 0.6%
       Phelps Dodge Corp. .............................   6,300         422,888
                                                                    -----------
    PAPER & PAPER PRODUCTS -- 0.5%
       Champion International Corp. ...................   6,000         371,625
                                                                    -----------
    TELECOMMUNICATIONS EQUIPMENT -- 1.2%
       Lucent Technologies, Inc. ......................  10,800         807,975
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES / LARGE CAP VALUE SERIES
---------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
================================================================================

                                                                       VALUE
                                                        SHARES        (NOTE 2)
                                                       --------     -----------
    TOBACCO -- 0.8%
       Philip Morris Cos., Inc. .......................  24,500      $  568,094
                                                                    -----------
     TOTAL MANUFACTURING ......................................      25,290,450
                                                                    -----------
  MINING -- 0.5%
         NEWMONT MINING CORP. .........................  14,400         352,800
                                                                    -----------
     TOTAL MINING .............................................         352,800
                                                                    -----------
  OIL & GAS -- 8.8%
       Conoco, Inc. (B Shares) ........................  50,000       1,243,750
       Enron Corp. ....................................  31,900       1,415,562
       Exxon Mobil Corp. ..............................  17,686       1,424,828
       Halliburton Co. ................................  17,600         708,400
       Schlumberger Ltd. ..............................  21,100       1,186,875
       Transocean Sedco Forex, Inc. ...................   4,085         137,612
                                                                    -----------
     TOTAL OIL & GAS ..........................................       6,117,027
                                                                    -----------
  PHARMACEUTICAL PREPARATIONS -- 3.2%
       Merck & Co., Inc. ..............................  17,200       1,153,475
       Pharmacia & Upjohn, Inc. .......................  24,200       1,089,000
                                                                    -----------
       TOTAL PHARMACEUTICAL PREPARATIONS ......................       2,242,475
                                                                    -----------
  SERVICES -- 11.8%
    AMUSEMENT & RECREATIONAL SERVICES -- 1.7%
       The Walt Disney Co. ............................  40,300       1,178,775
                                                                    -----------
    BUSINESS SERVICES -- 2.3%
       Cendant Corp.* .................................  59,300       1,575,156
                                                                    -----------
    HOTELS & OTHER LODGING PLACES -- 1.5%
       Starwood Hotels & Resorts
         Worldwide, Inc. ..............................  45,700       1,073,950
                                                                    -----------
    TELECOMMUNICATIONS -- 6.3%
       GTE Corp. ......................................  22,000       1,552,375
       MCI WorldCom, Inc.* ............................  30,506       1,618,698
       SBC Communications, Inc. .......................  25,700       1,252,875
                                                                    -----------
                                                                      4,423,948
                                                                    -----------
     TOTAL SERVICES ...........................................       8,251,829
                                                                    -----------

                                                                       VALUE
                                                        SHARES       (NOTE 2)
                                                       --------     -----------
  TRANSPORTATION -- 1.3%
       Canadian National
         Railway Co. ..................................  33,400     $   878,838
                                                                    -----------
     TOTAL TRANSPORTATION .....................................         878,838
                                                                    -----------
  WHOLESALE & RETAIL TRADE -- 4.7%
    MISCELLANEOUS RETAIL STORES -- 2.7%
       K Mart Corp.* ..................................  65,400         658,088
       Wal-Mart Stores, Inc. ..........................  18,000       1,244,250
                                                                    -----------
                                                                      1,902,338
                                                                    -----------
    RETAIL BUILDING MATERIAL-- 1.3%
       Home Depot, Inc. ...............................  13,200         905,025
                                                                    -----------
    RETAIL FOOD STORES -- 0.7%
       Kroger Co. .....................................  30,200         570,025
                                                                    -----------
     TOTAL WHOLESALE & RETAIL TRADE ...........................       3,377,388
                                                                    -----------
     TOTAL COMMON STOCK
       (COST $61,902,260) .....................................      68,813,818
                                                                    -----------
SHORT-TERM INVESTMENTS -- 1.4%
       Samson Street Fund - Money
         Market Portfolio ............................. 478,797         478,797
       Temp Cash Fund - Dollar Series ................. 478,797         478,797
                                                                    -----------
     TOTAL SHORT-TERM INVESTMENTS
       (COST $957,594) ........................................         957,594
                                                                    -----------
TOTAL INVESTMENTS -- 99.8%
   (COST $62,859,854)(DAGGER) .................................      69,771,412
OTHER ASSETS AND
   LIABILITIES, NET -- 0.2% ...................................         131,724
                                                                    -----------

NET ASSETS -- 100.0% ..........................................     $69,903,136
                                                                    ===========

*        Non-income producing security.

(DAGGER) The cost for Federal income tax purposes was  $62,873,898.  At December
         31, 1999, net unrealized appreciation was $6,897,514. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $10,418,004, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,520,490.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

                                             LARGE CAP                                 INTERNATIONAL   LARGE CAP
                                              GROWTH        LARGE CAP      SMALL CAP   MULTI-MANAGER     VALUE
                                              SERIES       CORE SERIES    CORE SERIES     SERIES        SERIES
                                           ------------   ------------    -----------   -----------   -----------

ASSETS:
Investment in securities, at value* .....  $276,938,180   $134,899,327    $81,728,508   $83,691,866   $69,771,412
Cash ....................................            --             --             --     2,911,266            --
Receivable for contributions ............       345,578             --         76,919        71,892        88,935
Receivable for investments sold .........     9,890,823             --        520,000         3,349            --
Dividends and interest receivable .......        30,572        117,214         42,834       201,772        93,235
Other assets ............................            --             27             --            --            --
                                           ------------   ------------    -----------   -----------   -----------
Total assets ............................   287,205,153    135,016,568     82,368,261    86,880,145    69,953,582
                                           ------------   ------------    -----------   -----------   -----------
LIABILITIES:
Payable for withdrawals .................        97,266         92,015          4,485         4,000         9,496
Payable for investments purchased .......     8,624,780             --             --            --            --
Accrued advisory fee ....................       120,101         78,051         38,732        85,595        31,585
Other accrued expenses ..................        31,112         23,776         10,647        40,732         9,365
                                           ------------   ------------    -----------   -----------   -----------
Total liabilities .......................     8,873,259        193,842         53,864       130,327        50,446
                                           ------------   ------------    -----------   -----------   -----------
NET ASSETS ..............................  $278,331,894   $134,822,726    $82,314,397   $86,749,818   $69,903,136
                                           ============   ============    ===========   ===========   ===========
   *  Investments at cost ...............  $170,950,806   $ 80,204,788    $51,497,293   $54,231,396   $62,859,854

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS (Unaudited)

                                                           LARGE CAP                                     INTERNATIONAL     LARGE CAP
                                                            GROWTH         LARGE CAP      SMALL CAP      MULTI-MANAGER       VALUE
                                                            SERIES 2     CORE SERIES 1  CORE SERIES 2       SERIES 2        SERIES 2
                                                          -----------     -----------    -----------      -----------     ----------
INCOME:
   Dividends ........................................     $    73,533     $   766,233    $    89,023      $   104,897     $  178,875
   Interest .........................................          15,048          74,188         17,905           11,563         20,297
   Foreign tax withheld .............................            (534)          1,328             --           (5,915)            --
                                                          -----------     -----------    -----------      -----------     ----------
   Total income .....................................          88,047         841,749        106,928          110,545        199,172
                                                          -----------     -----------    -----------      -----------     ----------
EXPENSES:
   Advisory fees ....................................         225,130         460,241         75,481           85,595         63,147
   Administration fees ..............................          40,933          43,799         12,580           13,168         11,481
   Accounting fees ..................................           3,521          23,183          2,494            7,448          1,905
   Custodian fees ...................................           6,390           7,687          2,238           19,845          2,235
   Trustees' fees ...................................             820           4,410            266              271            269
   Professional fees ................................              --           3,746             --               --             --
   Other ............................................              --           6,451             --               --             --
                                                          -----------     -----------    -----------      -----------     ----------
      Total expenses before fee
         waivers ....................................         276,794         549,517         93,059          126,327         79,037
   Management fee waived ............................              --         (44,643)            --               --             --
                                                          -----------     -----------    -----------      -----------     ----------
      Total expenses, net ...........................         276,794         504,874         93,059          126,327         79,037
                                                          -----------     -----------    -----------      -----------     ----------
   Net investment income (loss) .....................        (188,747)        336,875         13,869          (15,782)       120,135
                                                          -----------     -----------    -----------      -----------     ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY:
   Net realized gain (loss) from:
      Investment transactions .......................      25,914,054       1,081,024     (1,252,889)       1,656,859        378,328
      Foreign currency related
         transactions ...............................              --              --             --          (50,645)            --
                                                          -----------     -----------    -----------      -----------     ----------
      Total net realized gain (loss) ................      25,914,054       1,081,024     (1,252,889)       1,606,214        378,328
                                                          -----------     -----------    -----------      -----------     ----------
   Change in unrealized appreciation (depreciation) of:
      Investments ...................................      40,567,957       9,305,644     15,335,737       16,711,704      5,202,063
      Foreign currency related
         transactions ...............................              --              --             --          (14,031)            --
                                                          -----------     -----------    -----------      -----------     ----------
      Total change in unrealized
         appreciation (depreciation) ................      40,567,957       9,305,644     15,335,737       16,697,673      5,202,063
                                                          -----------     -----------    -----------      -----------     ----------
   Net gain on investments and
      foreign currency ..............................      66,482,011      10,386,668     14,082,848       18,303,887      5,580,391
                                                          -----------     -----------    -----------      -----------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................     $66,293,264     $10,723,543    $14,096,717      $18,288,105     $5,700,526
                                                          ===========     ===========    ===========      ===========     ==========

1    For the six-month period ended December 31, 1999.
2 For the period November 1, 1999 (Commencement of Operations) through December 31, 1999.


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                           LARGE CAP                                    INTERNATIONAL    LARGE CAP
                                                            GROWTH         LARGE CAP       SMALL CAP    MULTI-MANAGER      VALUE
                                                            SERIES 2     CORE SERIES 1   CORE SERIES 2     SERIES 2       SERIES 2
                                                          -----------    ------------    ------------   -------------   ----------
INCREASE (DECREASE) IN
   NET ASSETS:
Operations:
   Net investment
      income (loss) ..................................   $   (188,747)   $    336,875    $    13,869   $   (15,782)    $    120,135
   Net realized gain (loss)
      on investments and
      foreign currency
      transactions ...................................     25,914,054       1,081,024     (1,252,889)    1,606,214          378,328
   Change in unrealized
      appreciation (depreciation)
      from:
      Investments ....................................     40,567,957       9,305,644     15,335,737    16,711,704        5,202,063
      Foreign currency related
         transactions ................................             --              --             --       (14,031)              --
                                                         ------------    ------------    -----------   -----------     ------------
Net increase in net assets
   resulting from operations .........................     66,293,264      10,723,543     14,096,717    18,288,105        5,700,526
                                                         ------------    ------------    -----------   -----------     ------------
Transactions in beneficial
   interests:
   Contributions .....................................    225,601,928       7,202,372     73,817,325    75,557,446       74,629,251
   Withdrawals .......................................    (13,563,298)    (22,458,569)    (5,599,645)   (7,095,733)     (10,426,641)
                                                         ------------    ------------    -----------   -----------     ------------
Net increase (decrease)
   in net assets from
   transactions in
   beneficial interest ...............................    212,038,630     (15,256,197)    68,217,680    68,461,713       64,202,610
                                                         ------------    ------------    -----------   -----------     ------------
Total increase in net assets .........................    278,331,894      (4,532,654)    82,314,397    86,749,818       69,903,136

NET ASSETS:
   Beginning of period ...............................             --     139,355,380             --            --               --
                                                         ------------    ------------    -----------   -----------     ------------
   End of period .....................................   $278,331,894    $134,822,726    $82,314,397   $86,749,818     $ 69,903,136
                                                         ============    ============    ===========   ===========     ============

1    For the six-month period ended December 31, 1999.

2 For the period November 1, 1999 (Commencement of Operations) through December 31, 1999.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY SERIES
---------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the fiscal year ended June 30, 1999

                                                                    LARGE CAP
                                                                 CORE PORTFOLIO
                                                                 --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .......................................   $    828,517
   Net realized gain on investments ............................        733,273
   Net realized gain on futures contracts ......................         49,285
   Net change in unrealized appreciation
     (depreciation) of investments .............................     23,759,834
                                                                   ------------
Net increase in net assets resulting from operations ...........     25,370,909
                                                                   ------------
Transactions in beneficial interest:
   Contributions ...............................................     16,475,144
   Withdrawals .................................................    (12,650,156)
                                                                   ------------
Net increase in net assets from transactions
   in beneficial interest ......................................      3,824,988
                                                                   ------------
Total increase in net assets ...................................     29,195,897

NET ASSETS:
   Beginning of year ...........................................    110,159,483
                                                                   ------------
   Ending of year ..............................................   $139,355,380
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
1. DESCRIPTION OF THE TRUST. Large Cap Growth Series, Large Cap Core Series (formerly WT Broad Market Equity Series), Small Cap Core Series, International Multi-Manager Series, and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Multi-Manager Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, assets and liabilities at the daily rates of exchanges, and

   (ii) purchases and sales of equity investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

   The International Multi-Manager Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Multi-Manager Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the fiscal period, resulting from changes in exchange rates.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with portfolio purchases and sales of securities denominated in a foreign currency, the International Multi-Manager Series may enter into forward foreign currency exchange contracts. Additionally, from time to time the International Multi-Manager Series may enter into these contracts to hedge certain foreign currency assets. Foreign currency exchange contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================
   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from the security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT  SECURITIES. During the  six-month period ended December 31, 1999,
   purchases  and  sales  of   investment   securities   (excluding   short-term
   investments) are aggregated as follows:

                                        LARGE CAP      LARGE CAP      SMALL CAP    INTERNATIONAL  LARGE CAP
                                         GROWTH          CORE           CORE       MULTI-MANAGER    VALUE
                                         SERIES 2       SERIES 1       SERIES 2       SERIES 2     SERIES 2
                                       ------------   ----------     ----------     ----------    ----------
Purchases ..........................   $106,280,330   $2,438,229     $5,983,285    $ 9,289,548   $ 9,725,721
Sales ..............................    114,824,430    2,396,926      8,880,111     16,104,704    12,291,017
Portfolio Turnover Rate:
   Period  ending
       December 31, 1999 ...........      41.96%          1.83%          7.92%        11.71%        14.45%
   Fiscal Year 1999 ................          --         34.40%             --            --            --
   Fiscal Year 1998 ................          --        226.36%             --            --            --
   Fiscal Year 1997 ................          --         51.57%             --            --            --


1  For the six-month period ended December 31, 1999.
2 For the period November 1, 1999 (Commencement of Operations) through December 31, 1999.

WT INVESTMENT TRUST I -- EQUITY SERIES
--------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================
4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as investment adviser to the Large Cap Core Series, Small Cap Core Series, and International Multi-Manager Series. Cramer Rosenthal McGlynn ("CRM") serves as investment adviser to the Large Cap Value Series. Roxbury Capital Management ("Roxbury") serves as investment adviser to the Large Cap Growth Series. For advisory services provided, each Series pays a monthly fee, as follows:

                                                   % of Average Daily Net Assets
                                              -----------------------------------------------------
   Large Cap Growth Series                   .55% up to $1 billion;  .50% of next $1  billion;  and
                                             .45% in excess of $2 billion
   Large Cap Core Series                     .70% up to $1 billion;  .65% of next $1  billion;  and
                                             .60% in excess of $2 billion
   Small Cap Core Series                     .60% up to $1 billion;  .55% of next $1  billion;  and
                                             .50% in excess of $2 billion
   International Multi-Manager Series        .65%
   Large Cap Value Series                    .55% up to $1 billion;  .50% of next $1  billion;  and
                                             .45% in excess of $2 billion

   WTC, CRM and Roxbury have agreed to waive their fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.75% of average daily net assets for the Large Cap Growth and Large Cap Value Series, 0.80% of average daily net assets for the Large Cap Core and Small Cap Core Series, and 1.00% of average daily net assets for the International Multi-Manager Series. These undertakings may be amended or rescinded at any time in the future.

   PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

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                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                                 Louis Klein Jr.
                              Nicholas A. Giordano
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                               -------------------

                                    OFFICERS
                         Robert J. Christian, President
                           Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                          John R. Giles, Vice President
                     Eugene A. Trainer, III, Vice President
                           Gary M. Gardner, Secretary
                             Pat Colletti, Treasurer
                               -------------------

                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890

                          Cramer Rosenthal McGlynn, LLC
                             707 Westchester Avenue
                             White Plains, NY 10640

                         Roxbury Capital Management, LLC
                          100 Wilshire Blvd., Suite 600
                              Santa Monica, CA90401
                               -------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                               -------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                           Four Falls Corporate Center
                           West Conshohocken,PA 19428
                               -------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                               -------------------


WEP-Semi-12/99